JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 97.4% (a)
Alabama — 0.9%
Alabama Public School and College Authority, Capital Improvement Series 2014-B, Rev., 5.00%, 1/1/2021	20	20
Birmingham Airport Authority
Rev., 5.00%, 7/1/2023	125	139
Rev., 5.00%, 7/1/2024	150	173
Rev., 5.00%, 7/1/2025	250	297
Rev., 5.00%, 7/1/2026	225	275
Black Belt Energy Gas District, Gas Prepay
Series 2018B-2, Rev., (SIFMA Municipal Swap Index Yield + 0.62%), 0.73%, 12/10/2020 (b)	30,000	30,031
Series 2018A, Rev., 4.00%, 12/1/2023 (c)	1,400	1,534
Black Belt Energy Gas District, Gas Supply Series 2016A, Rev., LIQ: Royal Bank of Canada, 4.00%, 6/1/2021 (c)	11,850	12,029
City of Centre
GO, 3.00%, 9/1/2021	100	102
GO, 3.00%, 9/1/2022	110	115
GO, 4.00%, 9/1/2023	215	235
City of Hamilton
GO, 3.00%, 8/1/2021	365	372
GO, 2.00%, 8/1/2022	370	380
GO, 5.00%, 8/1/2023	240	268
City of Mobile, Industrial Development Board, Pollution Control, Alabama Power Co., Barry Plant Project Series 2007A, Rev., 1.00%, 6/26/2025 (c)	4,750	4,799
Prattville Industrial Development Board, International Paper Co. Project
Series 2019B, Rev., 2.00%, 10/1/2024 (c)	450	472
Series 2019C, Rev., 2.00%, 10/1/2024 (c)	430	451
Selma Industrial Development Board, International Paper Co. Project Series 2020A, Rev., 1.37%, 6/16/2025 (c)	2,670	2,747
State of Alabama Series 2013A, GO, 4.00%, 8/1/2023	1,250	1,375
University of West Alabama, General Fee
Rev., AGM, 4.00%, 1/1/2022	150	154
Rev., AGM, 4.00%, 1/1/2023	120	129
Rev., AGM, 4.00%, 1/1/2024	125	138
Rev., AGM, 4.00%, 1/1/2025	150	169

Total Alabama		56,404

Alaska — 0.4%
Alaska Municipal Bond Bank Authority
Series 1, Rev., 5.00%, 12/1/2020	200	200
Series 2019 1, Rev., 5.00%, 5/1/2021	215	219
Series 1, Rev., 5.00%, 12/1/2021	450	470
Series 2019 1, Rev., 5.00%, 5/1/2022	200	213
Series 1, Rev., 5.00%, 12/1/2022	500	544
Series 1, Rev., 5.00%, 12/1/2023	960	1,085
Series 1, Rev., 5.00%, 12/1/2024	870	1,019
Series 1, Rev., 5.00%, 12/1/2025	750	905
Series 1, Rev., 5.00%, 12/1/2026	675	832
City of Valdez, Exxon Pipeline Co. Project
Series 1993-A, Rev., VRDO, 0.10%, 12/1/2020 (c)	10,580	10,580
Series 1993-B, Rev., VRDO, 0.10%, 12/1/2020 (c)	6,840	6,840
State of Alaska Series 2020A, GO, 5.00%, 8/1/2026	3,585	4,504

Total Alaska		27,411

Arizona — 0.4%
Arizona Health Facilities Authority, Common Spirit Health Series B-1, Rev., 5.25%, 3/1/2021 (d)	10,000	10,124
Arizona Industrial Development Authority, Phoenix Children’s Hospital Series 2020A, Rev., 5.00%, 2/1/2026	130	159
City of Tucson Series 2018-A, GO, 5.00%, 7/1/2026	325	409
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC — Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2023	140	148
Series 2018A, Rev., 5.00%, 7/1/2024	200	215

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Industrial Development Authority of the County of Yavapai (The), Regional Medical Center
Rev., 5.00%, 8/1/2021	225	232
Rev., 5.00%, 8/1/2022	380	407
Rev., 5.00%, 8/1/2023	325	362
Maricopa County School District No. 24-Gila Bend, School Improvement
GO, AGM, 3.00%, 7/1/2021	575	584
GO, AGM, 4.00%, 7/1/2022	300	318
GO, AGM, 5.00%, 7/1/2023	700	783
Maricopa County School District No. 66, Roosevelt Elementary GO, 5.00%, 7/1/2021	1,520	1,561
Maricopa County School District No. 66, Roosevelt Elementary, Arizona School Improvement, Project of 2017 Series 2017-A, GO, 5.00%, 7/1/2021	1,150	1,181
Maricopa County Unified School District No. 95 Queen Creek GO, 3.00%, 7/1/2024	525	572
Salt River Project Agricultural Improvement and Power District, Arizona Salt River Project Series 2015-XF2192, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.14%, 12/10/2020 (c) (e)	7,845	7,845

Total Arizona		24,900

Arkansas — 0.1%
Arkansas Development Finance Authority, 900 West Capitol Building Project Rev., 3.00%, 4/1/2021	500	504
Arkansas Development Finance Authority, Department of Community Correction Project
Rev., 5.00%, 11/1/2021	310	322
Rev., 5.00%, 11/1/2022	410	447
Board of Trustees of the University of Arkansas, Various Facility, Fayetteville Campus Series 2018A, Rev., 5.00%, 11/1/2021	330	344
City of Centerton Rev., 3.00%, 12/1/2021	125	128
City of Heber Springs, Greenstar
Rev., 3.00%, 11/1/2021	50	51
Rev., 3.00%, 11/1/2023	100	107
County of Sharp, Sales and Use Tax
Rev., 5.00%, 3/1/2021	270	273
Rev., 5.00%, 3/1/2022	495	524
Rev., 5.00%, 3/1/2023	540	592
University of Central Arkansas
Series 2020A, Rev., 5.00%, 11/1/2021	150	156
Series 2020A, Rev., 5.00%, 11/1/2022	200	217
Series 2020A, Rev., 5.00%, 11/1/2023	205	230
Series 2020A, Rev., 5.00%, 11/1/2024	160	186
Series 2020A, Rev., 5.00%, 11/1/2025	230	276
Series 2020A, Rev., 5.00%, 11/1/2026	220	270
Series 2020A, Rev., 5.00%, 11/1/2027	200	250
University of Central Arkansas, Student Housing System
Series 2019C, Rev., AGM, 3.00%, 11/1/2021	75	77
Series 2019C, Rev., AGM, 3.00%, 11/1/2022	85	89
Series 2019C, Rev., AGM, 3.00%, 11/1/2023	135	144

Total Arkansas		5,187

California — 2.9%
Bay Area Toll Authority, Toll Bridge, San Francisco Series 2007G-1, Rev., VRDO, LOC: Bank of America NA, 0.06%, 12/10/2020 (c)	1,200	1,200
California Educational Facilities Authority, Art Center College of Design Series 2018A, Rev., 5.00%, 12/1/2020	180	180
California Educational Facilities Authority, Institute of Technology Rev., VRDO, 0.10%, 12/10/2020 (c)	10,000	10,000
California Enterprise Development Authority, Riverside County, Library Facility
Rev., 4.00%, 11/1/2022	100	107
Rev., 4.00%, 11/1/2023	200	221
California Health Facilities Financing Authority, Adventist Health System Series 2011A, Rev., 3.00%, 3/1/2024 (c)	1,690	1,788
California Health Facilities Financing Authority, Stanford Hospital Series B-1, Rev., VRDO, 0.10%, 12/10/2020 (c)	16,650	16,650
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Rev., AMT, 0.45%, 7/1/2021 (c) (e)	30,000	30,005

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
California Infrastructure and Economic Development Bank, California Academy of Sciences Series 2018D, Rev., (ICE LIBOR USD 1 Month + 0.38%), 0.49%, 12/9/2020 (b)	17,010	17,008
California Infrastructure and Economic Development Bank, The J. Paul Getty Trust
Series 2012B-2, Rev., (ICE LIBOR USD 1 Month + 0.20%), 0.30%, 1/1/2021 (b)	11,615	11,615
Series 2013A-2, Rev., (ICE LIBOR USD 1 Month + 0.33%), 0.43%, 1/1/2021 (b)	6,750	6,757
California Municipal Finance Authority, California Lutheran University Rev., 5.00%, 10/1/2021	250	257
California Municipal Finance Authority, Hollywood El Centro Apartments Series 2019A, Rev., 1.40%, 5/1/2021 (c)	1,750	1,757
California Municipal Finance Authority, San Antonio Gardens Project
Rev., 4.00%, 11/15/2021	270	275
Rev., 4.00%, 11/15/2022	280	290
Rev., 4.00%, 11/15/2023	290	305
California Municipal Finance Authority, UCR North District, Phase 1 Student Housing Project
Rev., 5.00%, 5/15/2023	360	395
Rev., 5.00%, 5/15/2024	300	340
Rev., 5.00%, 5/15/2025	425	496
Rev., 5.00%, 5/15/2026	500	599
Rev., 5.00%, 5/15/2027	725	889
California Pollution Control Financing Authority Rev., 0.60%, 9/1/2023 (c)	1,850	1,848
California School Finance Authority, Green Dot Public School Projects
Series 2018A, Rev., 5.00%, 8/1/2021 (e)	50	51
Series 2018A, Rev., 5.00%, 8/1/2022 (e)	85	90
California School Finance Authority, Kipp Socal Project
Series 2019A, Rev., 5.00%, 7/1/2022 (e)	100	106
Series 2019A, Rev., 5.00%, 7/1/2023 (e)	100	110
California Statewide Communities Development Authority, Western University of Health Sciences Series 2007A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.07%, 12/10/2020 (c)	23,370	23,370
Chula Vista Elementary School District Rev., BAN, Zero Coupon, 8/1/2023	5,500	5,453
City of Tulare, Sewer Series 2020A, Rev., 4.00%, 11/15/2021	110	114
Los Angeles Department of Water and Power System Subseries B-8, Rev., VRDO, LIQ: TD Bank NA, 0.04%, 12/10/2020 (c)	5,300	5,300
Metropolitan Water District of Southern California, Waterworks Series 2018A-1, Rev., VRDO, LIQ: TD Bank NA, 0.09%, 12/1/2020 (c)	5,500	5,500
Mount San Antonio Community College District GO, BAN, Zero Coupon, 4/1/2022 (d)	250	249
Orange County Water District Series 2003 A, COP, VRDO, LOC: Citibank NA, 0.10%, 12/10/2020 (c)	5,680	5,680
Port of Oakland
Rev., AMT, 5.00%, 5/1/2022 (f)	2,750	2,898
Rev., AMT, 5.00%, 5/1/2023 (f)	3,500	3,832
Sacramento City Unified School District Series 2019D, GO, 4.00%, 8/1/2021	4,475	4,586
San Diego Housing Authority, Hillside Views Apartments Series 2018G-1, Rev., VRDO, 1.00%, 6/1/2021 (c)	6,750	6,750
Santa Clara County Financing Authority, El Camino Hospital Series 2009A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.10%, 12/10/2020 (c)	6,605	6,605
South Bay Union School District, San Diego County GO, BAN, Zero Coupon, 8/1/2022	2,000	1,982
State of California Series B4, GO, VRDO, LOC: Citibank NA, 0.06%, 12/10/2020 (c)	1,970	1,970
Stockton Public Financing Authority
Rev., 5.00%, 3/1/2023	360	388
Rev., 5.00%, 3/1/2025	570	651

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Stockton Public Financing Authority, Green Bonds Series 2018A, Rev., 5.00%, 10/1/2021	450	467
Tender Option Bond Trust Receipts/Certificates Series 2018-XF2615, Rev., VRDO, LOC: Barclays Bank plc, 0.31%, 12/10/2020 (c) (e)	5,230	5,230

Total California		184,364

Colorado — 2.9%
Arapahoe County School District No. 5 Cherry Creek
GO, 5.00%, 12/15/2020	17,515	17,546
GO, 5.00%, 12/15/2025	9,930	12,303
GO, 5.00%, 12/15/2026	5,655	7,228
GO, 5.00%, 12/15/2028	6,460	8,705
Arapahoe County School District No. 6 Littleton
Series 2019A, GO, 5.00%, 12/1/2021	2,585	2,709
Series 2019A, GO, 5.00%, 12/1/2022	1,370	1,502
City of Aurora Rev., 5.00%, 8/1/2023	2,355	2,653
City of Aurora, Sterling Hills West Metropolitan District GO, 5.00%, 12/1/2020	100	100
City of Colorado Springs
COP, 5.00%, 12/1/2020	120	120
COP, 5.00%, 12/1/2021	145	152
COP, 5.00%, 12/1/2022	155	169
COP, 5.00%, 12/1/2023	100	114
City of Colorado Springs, Utilities System Improvement Series 2012A, Rev., VRDO, LIQ: U.S. Bank NA, 0.11%, 12/10/2020 (c)	3,410	3,410
City of Grand Junction Rev., 5.00%, 3/1/2021 (d)	35	36
Colorado Health Facilities Authority, Frasier Meadows Retirement Community Project Series 2017B, Rev., 5.00%, 5/15/2021 (d)	395	403
Colorado Health Facilities Authority, Valley View Hospital Association Project Rev., 2.80%, 5/15/2023 (c)	1,515	1,579
Colorado State Education Loan Program Series 2020A, Rev., TRAN, 3.00%, 6/29/2021	25,000	25,406
Denver Health and Hospital Authority, 550 Acoma, Inc.
COP, 5.00%, 12/1/2020	110	110
COP, 5.00%, 12/1/2021	220	228
COP, 5.00%, 12/1/2022	295	316
E-470 Public Highway Authority, Senior Libor Index Series 2019A, Rev., (ICE LIBOR USD 1 Month + 0.42%), 0.52%, 12/3/2020 (b)	8,000	7,978
Inter locken Metropolitan District Series A-1, GO, AGM, 5.00%, 12/1/2020	175	175
State of Colorado
Rev., TRAN, 4.00%, 6/25/2021	23,000	23,497
Series 2020A, COP, 5.00%, 12/15/2023	2,500	2,853
Series 2020A, COP, 5.00%, 12/15/2024	2,085	2,473
The Regents of the University of Colorado, Enterprise System
Series 2020A-2, Rev., VRDO, LIQ: TD Bank NA, 0.08%, 12/1/2020 (c)	5,380	5,380
Series 2020A-1, Rev., VRDO, LIQ: TD Bank NA, 0.11%, 12/10/2020 (c)	24,000	24,000
Town of Milliken, Water Activity Enterprise Rev., 3.00%, 12/1/2020	195	195
University of Colorado Hospital Authority, Health System Series 2018 C, Rev., VRDO, LIQ: TD Bank NA, 0.11%, 12/10/2020 (c)	33,100	33,100

Total Colorado		184,440

Connecticut — 2.0%
City of Bridgeport Series C, GO, GAN, 2.00%, 12/10/2020	21,000	21,009
City of Derby
Series A, GO, 5.00%, 8/1/2021	220	227
Series A, GO, 5.00%, 8/1/2022	75	81
Series A, GO, 5.00%, 8/1/2023	150	168
Series A, GO, 5.00%, 8/1/2024	85	98
City of Milford GO, BAN, 2.00%, 11/2/2021	20,485	20,833
City of New Britain
GO, 5.00%, 9/1/2022 (d)	50	54
GO, 5.00%, 9/1/2023 (d)	110	124
City of New Haven
Series 2019A, GO, 5.00%, 8/1/2021	1,300	1,331
Series 2019B, GO, 5.00%, 2/1/2022	700	729
Series 2019A, GO, 5.00%, 8/1/2022	1,000	1,055

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds
Rev., 0.38%, 11/15/2021 (c)	21,500	21,502
Series E, Subseries E-3, Rev., 1.63%, 11/15/2022 (c)	1,750	1,752
Connecticut State Health and Educational Facilities Authority, Covenant Home, Inc. Series 2018B, Rev., 5.00%, 12/1/2021	1,000	1,041
Connecticut State Health and Educational Facilities Authority, Hartford Healthcare Issue Series 2020B-1, Rev., 5.00%, 1/1/2025 (c)	8,500	9,974
Connecticut State Health and Educational Facilities Authority, University of New Haven Issue
Series K-1, Rev., 5.00%, 7/1/2021	665	677
Series K-1, Rev., 5.00%, 7/1/2022	675	707
Connecticut State Health and Educational Facilities Authority, Wesleyan University Issue Series H, Rev., VRDO, 0.07%, 12/10/2020 (c)	2,500	2,500
New Canaan Housing Authority, Multi-Family Housing, Parish Project Rev., 0.44%, 3/1/2023 (c)	12,475	12,465
State of Connecticut
Series 2020C, GO, 3.00%, 6/1/2021	1,150	1,166
Series G, GO, 5.00%, 11/1/2021	200	209
Series 2020C, GO, 3.00%, 6/1/2022	1,000	1,041
Series 2020C, GO, 3.00%, 6/1/2023	600	640
Series 2020C, GO, 4.00%, 6/1/2023	400	436
Series 2020C, GO, 3.00%, 6/1/2024	1,065	1,161
Series 2020C, GO, 4.00%, 6/1/2024	500	562
Series 2020C, GO, 2.00%, 6/1/2025	3,350	3,578
Series 2020C, GO, 4.00%, 6/1/2025	850	983
State of Connecticut, Health and Educational Facility Authority Series 2000A, Rev., VRDO, LIQ: TD Bank NA, 0.10%, 12/10/2020 (c)	23,140	23,140

Total Connecticut		129,243

Delaware — 0.2%
Delaware Municipal Electric Corp. (The), Middletown and Seaford Project
Series 2019A, Rev., 5.00%, 10/1/2021	145	151
Series 2019A, Rev., 5.00%, 10/1/2022	150	162
Series 2019A, Rev., 5.00%, 10/1/2023	220	247
Delaware State Economic Development Authority, Delmarva Power and Light Co. Project Series 2020A, Rev., 1.05%, 7/1/2025 (c)	6,000	6,094
University of Delaware Series 2004B, Rev., VRDO, LIQ: Bank of America NA, 0.11%, 12/1/2020 (c)	7,835	7,835

Total Delaware		14,489

District of Columbia — 0.5%
District of Columbia, Georgetown University Issue
Series 2007B-2, Rev., VRDO, LOC: Bank of America NA, 0.10%, 12/10/2020 (c)	9,580	9,580
Series C, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.10%, 12/10/2020 (c)	14,330	14,330
District of Columbia, International School Issue Rev., 5.00%, 7/1/2022	500	522
District of Columbia, Kipp DC Issue Rev., 5.00%, 7/1/2023	100	110
Metropolitan Washington Airports Authority, Airport System Subseries C-2, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.10%, 12/10/2020 (c)	9,705	9,705

Total District of Columbia		34,247

Florida — 2.5%
City of Fort Myers
Series 2020B, Rev., AGM, 5.00%, 10/1/2021	2,000	2,077
Series 2020B, Rev., AGM, 5.00%, 10/1/2022	2,000	2,164
Series 2020B, Rev., AGM, 5.00%, 10/1/2023	2,125	2,390
Series 2020B, Rev., AGM, 5.00%, 10/1/2024	2,355	2,751
Series 2020B, Rev., AGM, 5.00%, 10/1/2025	5,100	6,173
Series 2020B, Rev., AGM, 5.00%, 10/1/2026	2,225	2,775

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
City of Gainesville, Utilities System Series B, Rev., VRDO, LIQ: Barclays Bank plc, 0.11%, 12/10/2020 (c)	7,700	7,700
City of Lauderhill GO, 3.00%, 1/1/2021	425	426
City of Tallahassee, Utility System
Rev., 5.00%, 10/1/2023	2,430	2,758
Rev., 5.00%, 10/1/2024	2,550	3,015
County of Escambia, International Paper Co. Project, Environmental Improvement Series 2019B, Rev., 2.00%, 10/1/2024 (c)	775	813
County of Hillsborough, Capital Improvement Program Rev., 5.00%, 8/1/2021	30	31
County of Miami-Dade, Seaport Series A, Rev., VRDO, LOC: PNC Bank NA, 0.11%, 12/10/2020 (c)	2,400	2,400
County of Miami-Dade, Stormwater Project Rev., 5.00%, 4/1/2026	2,000	2,495
Escambia County School Board Series 2020A, COP, 5.00%, 2/1/2026	1,895	2,322
Florida Development Finance Corp., Virgin Trains USA Passenger Rail Project Rev., AMT, 0.55%, 1/28/2021 (c) (d)	50,000	50,001
Florida Higher Educational Facilities Financial Authority, Florida Institute of Technology Rev., 5.00%, 10/1/2021	115	117
Florida Higher Educational Facilities Financial Authority, Ringling College Project
Rev., 4.00%, 3/1/2021	60	60
Rev., 4.00%, 3/1/2022	55	56
Rev., 5.00%, 3/1/2023	185	195
Rev., 5.00%, 3/1/2024	110	119
Florida Higher Educational Facilities Financial Authority, St. Leo University Project
Rev., 5.00%, 3/1/2021	350	353
Rev., 5.00%, 3/1/2022	355	367
Rev., 5.00%, 3/1/2023	410	431
JEA Water and Sewer System
Series A-2, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.11%, 12/10/2020 (c)	38,670	38,670
Series Sub Series B-1, Rev., VRDO, LIQ: State Street Bank & Trust, 0.14%, 12/10/2020 (c)	9,980	9,980
Lee Memorial Health System
Series 2019A-1, Rev., 5.00%, 4/1/2022	750	795
Series 2019A-1, Rev., 5.00%, 4/1/2023	400	441
Series 2019A-1, Rev., 5.00%, 4/1/2024	575	656
Orange County Health Facilities Authority Series B, Rev., VRDO, LOC: Northern Trust Co., 0.09%, 12/10/2020 (c)	880	880
Orlando Utilities Commission Series B, Rev., VRDO, LIQ: TD Bank NA, 0.11%, 12/10/2020 (c)	17,400	17,400
Village Community Development District No. 13 Special Assessment Rev., 2.63%, 5/1/2024	500	508
West Palm Beach Community Redevelopment Agency, City Center Community Redevelopment Area
Rev., 5.00%, 3/1/2023	1,335	1,475
Rev., 5.00%, 3/1/2024	1,160	1,330

Total Florida		164,124

Georgia — 0.8%
City of Atlanta
Series 2020A, Rev., 5.00%, 7/1/2024	2,000	2,324
Series 2020B, Rev., AMT, 5.00%, 7/1/2024	1,170	1,350
Series 2020A, Rev., 5.00%, 7/1/2025	3,555	4,280
Series 2020B, Rev., AMT, 5.00%, 7/1/2025	1,800	2,148
Series 2020A, Rev., 5.00%, 7/1/2026	4,000	4,963
Series 2020B, Rev., AMT, 5.00%, 7/1/2026	2,000	2,455
Clarke County School District, Sales Tax GO, 5.00%, 9/1/2021	30	31
Dahlonega Downtown Development Authority, North Georgia MAC, LLC Project
Rev., 5.00%, 7/1/2021	370	379
Rev., 5.00%, 7/1/2022	300	321
Dougherty County School District, Sales Tax GO, 4.00%, 12/1/2020	1,250	1,250
Georgia Municipal Electric Authority, Project One Series 2008-B, Rev., VRDO, LOC: PNC Bank NA, 0.09%, 12/10/2020 (c)	4,255	4,255

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Series A, Rev., 3.75%, 7/1/2021	5,585	5,700
Paulding County School District, Sales Tax GO, 3.00%, 8/1/2022 (f)	1,500	1,568
Private Colleges and Universities Authority, Emory University Series 2020B, Rev., 5.00%, 9/1/2025	13,345	16,317
Richmond County Hospital Authority, University Health Services, Inc., Project Rev., 5.00%, 1/1/2022	100	105
Savannah Economic Development Authority, International Paper Co. Project Series 2019A, Rev., 2.00%, 10/1/2024 (c)	1,675	1,758

Total Georgia		49,204

Idaho — 0.1%
Idaho Health Facilities Authority, Trinity Health Credit Group Series 2013ID, Rev., 0.22%, 2/1/2021 (c)	5,000	5,000
Idaho Housing and Finance Association, Federal Highway Trust Series A, Rev., GRAN, 5.00%, 7/15/2021	25	26
University of Idaho
Series 2020A, Rev., 5.00%, 4/1/2021	390	396
Series 2020A, Rev., 5.00%, 4/1/2022	165	175
Series 2020A, Rev., 5.00%, 4/1/2023	355	387
Series 2020A, Rev., 5.00%, 4/1/2024	315	360
Series 2020A, Rev., 5.00%, 4/1/2025	330	390

Total Idaho		6,734

Illinois — 4.0%
Adams County School District No. 172 GO, AGM, 4.00%, 2/1/2021	300	302
Buffalo Grove Park District, Lake and Cook Counties GO, 2.00%, 12/30/2020	330	330
Carol Stream Park District
Series 2020C, GO, 4.00%, 11/1/2024	210	237
Series 2020C, GO, 4.00%, 11/1/2025	405	470
Series 2020C, GO, 4.00%, 11/1/2026	535	632
Champaign Coles Et Al Counties Community College District No. 505 Series 2018B, GO, 4.00%, 12/1/2020	1,250	1,250
Series 2018B, GO, 4.00%, 12/1/2021	2,500	2,594
Series 2018C, GO, 4.00%, 12/1/2021	465	483
Champaign County Community Unit School District No. 4 Champaign
Series 2020A, GO, Zero Coupon, 1/1/2022	200	199
Series 2020A, GO, Zero Coupon, 1/1/2023	200	198
Series 2020A, GO, Zero Coupon, 1/1/2024	385	377
Chicago Midway International Airport, Second Lien
Series 2014A, Rev., AMT, 5.00%, 1/1/2021	1,000	1,004
Series 2014B, Rev., 5.00%, 1/1/2023	150	163
Chicago O’Hare International Airport, General Airport, Senior Lien
Series 2016G, Rev., AMT, 5.00%, 1/1/2021	200	200
Series 2020B, Rev., 5.00%, 1/1/2024	500	570
Series 2020B, Rev., 5.00%, 1/1/2026	1,250	1,530
Chicago O’Hare International Airport, General Airport, Third Lien
Rev., 5.63%, 1/1/2021 (d)	13,265	13,324
Series 2011C, Rev., 6.50%, 1/1/2021 (d)	10,400	10,453
Chicago Park District, Limited Tax
Series 2011B, GO, 4.00%, 1/1/2021	100	100
Series 2013B, GO, 5.00%, 1/1/2021	100	100
Chicago Park District, Unlimited Tax Series 2011C, GO, 5.00%, 1/1/2022	175	182
Chicago Park District, Unlimited Tax, Special Recreation Activity Series 2018E, GO, 5.00%, 11/15/2021	300	310
Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula Funds Rev., 5.00%, 6/1/2021	270	276
City of Aurora
Series 2019A, GO, 4.00%, 12/30/2021	470	489
Series 2019A, GO, 4.00%, 12/30/2022	1,525	1,643
Series 2019A, GO, 4.00%, 12/30/2023	1,595	1,765
Series 2019A, GO, 4.00%, 12/30/2024	1,655	1,885

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
City of Danville
GO, 2.00%, 12/1/2020	170	170
GO, 2.00%, 12/1/2021	255	258
GO, 3.00%, 12/1/2022	140	146
GO, 4.00%, 12/1/2023	145	158
City of Elgin
Series 2020A, GO, 2.00%, 12/15/2021	230	234
Series 2020A, GO, 3.00%, 12/15/2022	1,480	1,559
Series 2020A, GO, 3.00%, 12/15/2023	1,025	1,101
City of Kankakee Series 2011A, GO, AGM, 4.30%, 1/1/2021	1,040	1,043
City of Rock Island
Series B, GO, AGM, 3.00%, 12/1/2020	200	200
Series A, GO, AGM, 3.00%, 12/1/2021	130	133
Series B, GO, AGM, 3.00%, 12/1/2021	200	205
City of Rockford, Sales Tax
Series 2019A, GO, AGM, 4.00%, 12/15/2020	100	100
Series 2019A, GO, AGM, 4.00%, 12/15/2021	130	135
Series 2019A, GO, AGM, 4.00%, 12/15/2022	135	144
Series 2019A, GO, AGM, 4.00%, 12/15/2023	140	153
City of Waukegan
Series A, GO, AGM, 3.00%, 12/30/2020	590	591
Series A, GO, AGM, 4.00%, 12/30/2023	525	577
Clay Wayne and Marion Counties Community Unit School District No. 35
GO, AGM, 5.00%, 12/1/2020	145	145
GO, AGM, 5.00%, 12/1/2021	205	214
GO, AGM, 5.00%, 12/1/2022	165	179
GO, AGM, 5.00%, 12/1/2023	175	196
Cook County Community College District No. 508, Unlimited Tax GO, 5.25%, 12/1/2029	250	281
Cook County Community Consolidated School District No. 34 Glenview, Limited Tax
GO, 4.00%, 12/1/2020	100	100
GO, 4.00%, 12/1/2021	175	181
GO, 4.00%, 12/1/2022	150	161
GO, 4.00%, 12/1/2023	150	166
Cook County Community Consolidated School District No. 65 Evanston, Limited Tax GO, 5.00%, 12/1/2020	270	270
Cook County Community School District No. 97 Oak Park
GO, 4.00%, 1/1/2021	550	552
GO, 4.00%, 1/1/2022	400	416
GO, 4.00%, 1/1/2023	300	323
GO, 4.00%, 1/1/2024	275	305
Cook County Community Unit School District No. 401 Elmwood Park GO, 4.00%, 12/1/2023	3,440	3,548
Cook County High School District No. 207 Maine Township
Series 2019A, GO, 4.00%, 12/1/2021	8,330	8,635
Series 2019B, GO, 3.50%, 12/1/2022	325	345
Cook County School District No. 100 South Berwyn
Series 2019A, GO, 3.00%, 12/1/2020	100	100
Series 2019C, GO, 3.00%, 12/1/2020	100	100
Series 2019A, GO, 4.00%, 12/1/2021	100	103
Series 2019C, GO, 4.00%, 12/1/2021	165	171
Series 2019A, GO, 4.00%, 12/1/2022	235	250
Series 2019C, GO, 4.00%, 12/1/2022	605	645
Series 2019A, GO, 5.00%, 12/1/2023	345	388
Series 2019C, GO, 5.00%, 12/1/2023	660	742
Cook County School District No. 102 La Grange, Limited Tax
GO, AGM, 4.00%, 12/15/2020	400	400
GO, AGM, 4.00%, 12/15/2021	840	871
GO, AGM, 4.00%, 12/15/2022	825	884
GO, AGM, 4.00%, 12/15/2023	825	913
GO, AGM, 4.00%, 12/15/2024	930	1,059
GO, AGM, 4.00%, 12/15/2025	985	1,149
Cook County School District No. 109 Indian Springs, Limited Tax
Series 2020A, GO, 4.00%, 12/1/2023	125	137
Series 2020A, GO, 4.00%, 12/1/2024	400	452
Cook County School District No. 145, Arbor Park
Series 2019B, GO, 4.00%, 12/1/2021	150	155
Series 2019D, GO, 4.00%, 12/1/2023	110	121

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Cook County School District No. 148 Dolton
Series 2018A, GO, 5.00%, 12/1/2021	450	469
Series 2018A, GO, 5.00%, 12/1/2022	725	784
Cook County School District No. 151 South Holland, Limited Tax
GO, 4.00%, 4/1/2021	175	177
GO, 4.00%, 4/1/2022	190	199
Cook County School District No. 160 Country Club Hills
Series 2020A, GO, 4.00%, 12/1/2021	250	259
Series 2020A, GO, 4.00%, 12/1/2022	510	543
Series 2020B, GO, 4.00%, 12/1/2022	180	191
Series 2020A, GO, 4.00%, 12/1/2023	285	312
Series 2020B, GO, 4.00%, 12/1/2023	100	109
Series 2020A, GO, 4.00%, 12/1/2024	255	287
Series 2020B, GO, 4.00%, 12/1/2024	100	113
Cook County School District No. 63 East Maine, Limited Tax
GO, 5.00%, 12/1/2020	2,170	2,170
GO, 5.00%, 12/1/2021	1,845	1,931
GO, 5.00%, 12/1/2022	1,935	2,095
Cook County School District No. 69 Skokie, Limited Tax
GO, 4.00%, 12/1/2024	315	360
GO, 4.00%, 12/1/2025	460	539
Cook County School District No. 89 Maywood, Maywood-Melrose Park-Broadview
Rev., AGM, 4.00%, 12/15/2020	415	415
Rev., AGM, 4.00%, 12/15/2021	515	534
Rev., AGM, 4.00%, 12/15/2022	535	569
Rev., AGM, 4.00%, 12/15/2023	555	606
Rev., AGM, 4.00%, 12/15/2024	580	647
Cook County School District No. 99 Cicero, Limited Tax
Series 2019B, GO, 5.00%, 12/1/2022	350	380
Series 2019B, GO, 5.00%, 12/1/2023	575	647
Cook County, Community Consolidated School District No. 146 Tinley Park, Limited Tax
GO, 4.00%, 12/1/2020	200	200
GO, 4.00%, 12/1/2021	200	207
Cook County, Proviso Township High School District No. 209, Limited Tax GO, 5.00%, 12/1/2021	2,825	2,952
Cook County, Township High School District No. 225
GO, 5.00%, 12/1/2025	2,795	3,440
GO, 5.00%, 12/1/2026	2,565	3,259
County of Cook
GO, 5.00%, 11/15/2021	700	727
Series A, GO, 5.00%, 11/15/2021	355	369
Series C, GO, 5.00%, 11/15/2022	180	194
County of Will
GO, 5.00%, 11/15/2021	270	282
GO, 5.00%, 11/15/2022	475	519
GO, 5.00%, 11/15/2023	525	597
DuPage County Community High School District No. 94 West Chicago
GO, 4.00%, 1/1/2021	200	201
GO, 4.00%, 1/1/2033	10	11
DuPage County High School District No. 87 Glenbard GO, 3.00%, 10/1/2022	1,500	1,570
Flagg-Rochelle Community Park District
Series A, GO, AGM, 4.00%, 1/1/2021	100	100
Series A, GO, AGM, 4.00%, 1/1/2022	210	218
Series A, GO, AGM, 4.00%, 1/1/2023	220	235
Series A, GO, AGM, 4.00%, 1/1/2024	225	247
Grundy County School District No. 54 Series 2011A, GO, AGM, 7.25%, 12/1/2021	710	759
Hoffman Estates Park District
Series 2019A, GO, 4.00%, 12/1/2020	1,300	1,300
Series 2019A, GO, 4.00%, 12/1/2021	135	140
Series 2019B, GO, 4.00%, 12/1/2023	245	270
Illinois Finance Authority, Ascension Health Alliance Senior Credit Group Series E-2, Rev., 1.75%, 4/1/2021 (c)	250	251

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Illinois Finance Authority, Carle Foundation
Series B, Rev., VRDO, LOC: Northern Trust Co., 0.09%, 12/10/2020 (c)	6,080	6,080
Series 2009-C, Rev., VRDO, LOC: Northern Trust Co., 0.10%, 12/10/2020 (c)	6,335	6,335
Illinois Finance Authority, Local Government Program, East Prairie School District Number 73 Project
Rev., 4.00%, 12/1/2020	230	230
Rev., 5.00%, 12/1/2021	250	262
Illinois Finance Authority, Northshore University Health System
Series 2020A, Rev., 5.00%, 8/15/2021	1,000	1,031
Series 2020A, Rev., 5.00%, 8/15/2022	750	804
Series 2020A, Rev., 5.00%, 8/15/2023	500	561
Series 2020A, Rev., 5.00%, 8/15/2024	1,000	1,167
Series 2020A, Rev., 5.00%, 8/15/2025	1,250	1,513
Illinois Finance Authority, Northwestern University Subseries 2008-B, Rev., VRDO, 0.11%, 12/10/2020 (c)	3,425	3,425
Illinois Finance Authority, OSF Healthcare System
Rev., 5.00%, 11/15/2024 (c)	3,000	3,434
Rev., 5.00%, 11/15/2026 (c)	4,000	4,863
Illinois Finance Authority, University of Chicago (The)
Rev., VRDO, 0.10%, 12/10/2020 (c)	30,000	30,000
Series 2004B, Rev., VRDO, 0.11%, 12/10/2020 (c)	14,000	14,000
Illinois Finance Authority, Water Facilities, American Water Capital Corp. Project Rev., 0.70%, 9/1/2023 (c)	2,800	2,795
Illinois Finance Authority, Wesleyan University Rev., 5.00%, 9/1/2022	560	594
Illinois Housing Development Authority Series 2019A, Rev., FHA, 1.60%, 1/1/2023 (c)	5,600	5,651
Jackson County Community Unit School District No. 186 GO, AGM, 4.00%, 12/1/2020	265	265
Joliet Park District GO, 4.00%, 2/1/2021	830	835
Kane County School District No. 131 Aurora East Side
Series 2020A, GO, AGM, 2.00%, 12/1/2020	185	185
Series 2020B, GO, AGM, 2.00%, 12/1/2020	220	220
Series 2020A, GO, AGM, 3.00%, 12/1/2021	175	179
Series 2020B, GO, AGM, 3.00%, 12/1/2021	255	261
Series 2020A, GO, AGM, 4.00%, 12/1/2022	120	128
Series 2020B, GO, AGM, 4.00%, 12/1/2022	220	234
Series 2020A, GO, AGM, 5.00%, 12/1/2023	145	164
Series 2020B, GO, AGM, 5.00%, 12/1/2023	235	265
Series 2020A, GO, AGM, 5.00%, 12/1/2024	240	280
Series 2020A, GO, AGM, 5.00%, 12/1/2025	55	66
Series 2020B, GO, AGM, 5.00%, 12/1/2025	115	139
Kendall Kane and Will Counties Community Unit School District No. 308
Series B, GO, 4.00%, 10/1/2021	255	262
Series B, GO, 5.00%, 10/1/2022	1,375	1,481
La Grange Park District Series 2012B, GO, 5.00%, 12/1/2021	415	434
Lake County School District No. 70 Libertyville Rev., 4.00%, 1/1/2023	300	322
Lee and Ogle Counties School District No. 170 Dixon
Series 2019A, GO, AGM, 3.00%, 1/30/2021	50	50
Series 2019B, GO, AGM, 3.00%, 1/30/2021	120	120
Series 2019A, GO, AGM, 3.00%, 1/30/2022	160	165
Series 2019B, GO, AGM, 3.00%, 1/30/2022	245	252
Series 2019A, GO, AGM, 3.00%, 1/30/2023	170	178
Series 2019B, GO, AGM, 3.00%, 1/30/2023	255	267
Lincoln Land Community College District No. 526 GO, 5.00%, 12/15/2021	125	131
Madison-Macoupin Etc Counties Community College District No. 536, Lewis and Clark Community
GO, AGM, 4.00%, 5/1/2022	750	787
GO, AGM, 4.00%, 5/1/2023	700	757

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Peoria Public Building Commission
Series A, Rev., AGM, 3.00%, 12/1/2022	75	78
Series A, Rev., AGM, 4.00%, 12/1/2024	655	740
Sangamon County Community Unit School District No. 5 Ball-Chatham
Series B, GO, 5.00%, 1/1/2022	1,650	1,733
GO, 4.00%, 2/1/2023	2,015	2,160
Sangamon Menard Etc Counties Community School District No. 8 Pleasant Plains
Series 2019C, GO, 4.00%, 1/1/2022	165	172
Series 2019C, GO, 4.00%, 1/1/2023	310	332
Series 2019C, GO, 4.00%, 1/1/2024	370	407
St. Charles Public Library District, Limited Tax
Rev., 3.00%, 11/1/2021	85	87
Rev., 4.00%, 11/1/2022	100	106
State of Illinois
GO, 5.00%, 2/1/2024	3,370	3,616
GO, 5.50%, 5/1/2025	2,500	2,773
GO, 5.50%, 5/1/2026	5,000	5,634
State of Illinois, Sales Tax, Junior Obligation
Rev., 5.00%, 6/15/2021	110	112
Series 2018B, Rev., 5.00%, 6/15/2021	5,000	5,098
Rev., 5.00%, 6/15/2023	990	1,073
University of Illinois, Auxiliary Facilities System Series A, Rev., 5.00%, 4/1/2024	2,500	2,740
University of Illinois, Health Services System Rev., VRDO, LOC: Wells Fargo Bank NA, 0.11%, 12/10/2020 (c)	2,550	2,550
Village of Antioch GO, 3.00%, 12/1/2020	290	290
Village of Arlington Heights
GO, 4.00%, 12/1/2023	1,130	1,253
GO, 4.00%, 12/1/2024	1,175	1,345
GO, 4.00%, 12/1/2025	695	821
Village of Bartlett
GO, 5.00%, 12/1/2021	980	1,027
GO, 5.00%, 12/1/2022	1,065	1,165
GO, 5.00%, 12/1/2023	1,130	1,281
Village of Bolingbrook
Series A, GO, AGM, 4.00%, 1/1/2021	185	186
Village of Flossmoor
GO, 3.00%, 12/1/2020	585	585
GO, 3.00%, 12/1/2021	605	621
Village of Franklin Park GO, 4.00%, 1/1/2021	500	501
Village of Gilberts, Alternative Revenue Source GO, 4.00%, 12/1/2021	225	229
Village of Hoffman Estates
Series A, GO, 3.00%, 12/1/2020	110	110
GO, 5.00%, 12/1/2020	270	270
GO, 5.00%, 12/1/2021	210	220
Village of Midlothian
Series 2019A, GO, 4.00%, 1/1/2023	190	203
Series 2019A, GO, 4.00%, 1/1/2024	120	132
Village of Villa Park
Series B, GO, 4.00%, 12/15/2020	125	125
Series B, GO, 4.00%, 12/15/2021	190	197
Series B, GO, 4.00%, 12/15/2022	200	214
Series B, GO, 4.00%, 12/15/2023	205	226
Village of Villa Park, Alternative Revenue Source
Series 2018C, GO, 3.00%, 12/15/2020	415	416
Series 2018C, GO, 4.00%, 12/15/2021	505	524
Village of Villa Park, Sales Tax Series A, GO, 4.00%, 12/15/2023	125	138
Village of Woodridge GO, 3.00%, 2/1/2021	250	251
Washington County Community Unit School District No.10 West Washington
GO, 4.00%, 1/15/2021	740	743
GO, 4.00%, 1/15/2022	575	598
GO, 4.00%, 1/15/2023	685	732
Whiteside and Lee Counties, Sterling Community Unit School District No. 5 GO, AGM, 4.00%, 12/1/2020	320	320
Whiteside County Community Unit School District No. 6 Morrison
Series A, GO, AGM, 4.00%, 12/1/2020	205	205
Series A, GO, AGM, 4.00%, 12/1/2021	745	772
Will County Community High School District No. 210 Lincoln-Way
GO, AGM, 4.00%, 1/1/2021	100	100
GO, AGM, 4.00%, 1/1/2022	1,000	1,025
Will County Township High School District No. 204 Joliet, Limited Tax
GO, 4.00%, 1/1/2021	75	75
GO, 4.00%, 1/1/2023	125	134

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Will County, Community Consolidated School District No. 70-C Laraway, Lease Certificates
Series A, Rev., AGM, 4.00%, 12/1/2020	385	385
Series A, Rev., AGM, 4.00%, 12/1/2021	400	414
Will Grundy Etc Counties Community College District No. 525, Joliet Junior College
GO, 5.00%, 1/1/2022	5,275	5,539
GO, 5.00%, 1/1/2023	5,495	6,015
GO, 5.00%, 1/1/2024	2,600	2,960

Total Illinois		257,944

Indiana — 2.1%
City of Evansville, Sewage Works
Rev., 4.00%, 7/1/2021	2,800	2,859
Rev., 4.00%, 7/1/2026	3,710	4,406
City of Rockport, AEP Generating Company Project
Series A, Rev., 1.35%, 9/1/2022 (c)	2,000	2,016
Series B, Rev., 1.35%, 9/1/2022 (c)	2,250	2,268
City of Rockport, Indiana Michigan Power Company Project Series 2009B, Rev., 3.05%, 6/1/2025	6,500	7,124
City of Whiting, BP Products North America, Inc., Project Rev., 5.25%, 1/1/2021	7,170	7,199
Fort Wayne Community School Building Corp.
Rev., 4.00%, 1/15/2021	100	101
Rev., 4.00%, 7/15/2021	250	256
Rev., 4.00%, 1/15/2022	250	260
Rev., 4.00%, 7/15/2022	125	132
Fort Wayne Community Schools
GO, 4.00%, 1/15/2021	455	457
GO, 4.00%, 7/15/2021	630	644
GO, 4.00%, 1/15/2022	755	786
Franklin Township Community School Corp. GO, 4.00%, 1/15/2021	1,465	1,471
Gary Community School Building Corp., Ad Valorem Property Tax First Mortgage
Series 2020B, Rev., 4.00%, 1/15/2021	205	206
Series 2020B, Rev., 4.00%, 1/15/2022	150	155
Series 2020B, Rev., 4.00%, 7/15/2022	165	173
Series 2020B, Rev., 4.00%, 1/15/2023	165	175
Series 2020B, Rev., 4.00%, 7/15/2023	185	199
Series 2020B, Rev., 4.00%, 7/15/2025	215	242
Series 2020B, Rev., 4.00%, 1/15/2026	220	249
Series 2020B, Rev., 4.00%, 7/15/2026	235	269
Hammond Local Public Improvement Bond Bank, Advance Funding Program Series 2020A, Rev., 2.38%, 12/31/2020	2,000	2,002
Hammond Multi-School Building Corp., First Mortgage Rev., 4.00%, 7/15/2021	670	684
Indiana Finance Authority, Ascension Health Senior Credit Group
Series 2008E-4, Rev., VRDO, 0.11%, 12/10/2020 (c)	10,720	10,720
Series 2008E-5, Rev., VRDO, 0.11%, 12/10/2020 (c)	25,875	25,875
Indiana Finance Authority, Butler University Project
Rev., 3.00%, 2/1/2021	140	141
Rev., 3.00%, 2/1/2022	210	215
Rev., 3.00%, 2/1/2023	225	232
Indiana Finance Authority, Goshen Health Series B, Rev., 2.10%, 11/1/2026 (c)	2,700	2,862
Indiana Finance Authority, Health Obligated Group Series L, Rev., (SIFMA Municipal Swap Index Yield + 0.28%), 0.39%, 12/10/2020 (b)	10,000	10,000
Indiana Finance Authority, Marian University Project
Series A, Rev., 5.00%, 9/15/2021	60	62
Series A, Rev., 5.00%, 9/15/2022	50	53
Series A, Rev., 5.00%, 9/15/2023	75	81
Series A, Rev., 5.00%, 9/15/2024	155	172
Indiana Finance Authority, University Health Obligated Group Series E, Rev., VRDO, LOC: Bank of America NA, 0.10%, 12/10/2020 (c)	1,055	1,055
Indiana Health Facility Financing Authority, Ascension Health Credit Group
Series E-6, Rev., VRDO, 0.11%, 12/10/2020 (c)	3,000	3,000

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2001A-2, Rev., 2.00%, 2/1/2023 (c)	24,875	25,735
Series 2001A-2, Rev., 2.00%, 2/1/2023 (c) (d)	125	129
Indiana State Finance Authority, Lease Appropriation, Stadium Project Series A, Rev., VRDO, 0.10%, 12/10/2020 (c)	6,820	6,820
Metropolitan School District of Southwest Allen County
Series 2019B, GO, 4.00%, 1/15/2021	110	111
Series 2019B, GO, 4.00%, 7/15/2021	100	102
Series 2019B, GO, 4.00%, 1/15/2022	100	104
Series 2019B, GO, 4.00%, 7/15/2022	590	624
Series 2019B, GO, 4.00%, 1/15/2023	520	559
Series 2019B, GO, 4.00%, 7/15/2023	485	530
Series 2019B, GO, 4.00%, 1/15/2024	575	637
Metropolitan School District Washington Township
GO, 4.00%, 7/15/2021	250	256
GO, 4.00%, 1/15/2022	590	614
North Putnam Middle School Building Corp., Property Tax, First Mortgage
Rev., 3.00%, 1/15/2021	170	171
Rev., 3.00%, 7/15/2021	190	193
Rev., 3.00%, 1/15/2022	250	257
Rev., 3.00%, 7/15/2022	150	156
Purdue University, Student Facilities System Series 2007C, Rev., VRDO, 0.09%, 12/10/2020 (c)	6,575	6,575
South Madison Elementary School Building Corp., Indiana Ad Valorem Property Tax, First Mortgage
Rev., 4.00%, 1/15/2021	100	100
Rev., 4.00%, 7/15/2021	80	82
Tippecanoe County School Building Corp., Ad Valorem Property Tax First Mortgage
Rev., 4.00%, 1/15/2021	300	301
Rev., 4.00%, 7/15/2021	200	205
Rev., 4.00%, 1/15/2022	365	380
Rev., 4.00%, 7/15/2022	275	292
Rev., 4.00%, 1/15/2023	300	323
Rev., 4.00%, 7/15/2023	380	416
Town of Schererville, Sewage Works
Rev., 4.00%, 3/1/2021	50	50
Rev., 4.00%, 3/1/2022	75	79
Rev., 4.00%, 3/1/2023	75	81
Rev., 4.00%, 3/1/2024	110	122

Total Indiana		134,805

Iowa — 0.3%
City of Altoona
Series 2020A, COP, 4.00%, 6/1/2022	225	237
Series 2020A, COP, 4.00%, 6/1/2023	275	299
City of Coralville Series 2016E, COP, 4.00%, 6/1/2023	325	324
City of Iowa Falls GO, 3.00%, 6/1/2023	230	244
City of Sac City GO, 5.00%, 6/1/2021	160	164
County of Plymouth
GO, AGM, 3.00%, 6/1/2021	565	573
GO, AGM, 3.00%, 6/1/2022	290	300
Iowa Finance Authority, Health System Rev., VRDO, 0.68%, 12/10/2020 (c) (e)	19,650	19,650
North Polk Community School District Series 2020B, Rev., 4.00%, 6/1/2022	450	475
State of Iowa, Ijobs Program, Special Obligation Series A, Rev., 5.00%, 6/1/2021	400	410

Total Iowa		22,676

Kansas — 0.6%
Butler County Unified School District No. 385, Temporary Notes GO, 3.00%, 12/1/2020	815	815
City of Manhattan, Temporary Notes GO, 1.50%, 6/15/2022	5,865	5,867
County of Reno, Temporary Notes GO, 3.00%, 12/1/2021	4,605	4,615
Johnson County Park and Recreation District
Series 2019B, COP, 3.00%, 9/1/2021	255	260
Series 2019A, COP, 5.00%, 9/1/2021	240	248
Series 2019B, COP, 3.00%, 9/1/2022	200	204
Series 2019A, COP, 5.00%, 9/1/2022	250	264
Series 2019B, COP, 3.00%, 9/1/2023	200	211
Series 2019A, COP, 5.00%, 9/1/2023	125	140
Kansas City Kansas Community College
Series 2020A, COP, 4.00%, 4/1/2021	450	456

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2020A, COP, 4.00%, 4/1/2022	600	629
Series 2020A, COP, 4.00%, 4/1/2023	800	865
Series 2020A, COP, 4.00%, 4/1/2024	500	557
Kansas Development Finance Authority, State of Kansas Project
Rev., 5.00%, 11/1/2021	6,960	7,260
Rev., 5.00%, 11/1/2024	2,255	2,655
Rev., 5.00%, 11/1/2025	3,570	4,353
Rev., 5.00%, 11/1/2026	3,900	4,891
Overland Park Development Corp., Overland Park Convention Center Hotel Rev., 4.00%, 3/1/2021	1,400	1,402
Sedgwick County Unified School District No. 265 Goddard
Series 2020A, GO, 3.00%, 10/1/2021 (f)	275	281
Series 2020A, GO, 3.00%, 10/1/2022 (f)	295	309
Series 2020A, GO, 3.00%, 10/1/2023 (f)	350	375
Series 2020A, GO, 3.00%, 10/1/2024 (f)	1,050	1,147
Sedgwick County Unified School District No. 267 Renwick
Series 2019A, GO, 3.00%, 11/1/2022	100	105
Series 2019A, GO, 3.00%, 11/1/2023	100	108
Wyandotte County Unified School District No. 202 Turner
Series 2019A, GO, AGM, 2.00%, 9/1/2021	200	202
Series 2019A, GO, AGM, 3.00%, 9/1/2022	125	131
Series 2019A, GO, AGM, 3.00%, 9/1/2023	400	427
Series 2019A, GO, AGM, 3.00%, 9/1/2024	400	436

Total Kansas		39,213

Kentucky — 0.7%
City of Ashland, Ashland Hospital Corp. DBA King’s Daughters Medical Center
Rev., 5.00%, 2/1/2021	385	387
Rev., 5.00%, 2/1/2022	500	520
Rev., 5.00%, 2/1/2023	600	642
Rev., 5.00%, 2/1/2024	575	633
County of Owen, Kentucky-American Water Co. Project Rev., 0.70%, 9/1/2023 (c)	2,500	2,495
Franklin County Public Properties Corp., Justice Center Project Series A, Rev., 4.50%, 4/1/2021 (d)	40	41
Kentucky Asset Liability Commission, Federal Highway Trust Fund
Series 2020A, Rev., 5.00%, 9/1/2021 (f)	4,500	4,651
Series 2020A, Rev., 5.00%, 9/1/2022 (f)	3,250	3,510
Kentucky Housing Corp., BTT Development III Portfolio Rev., 1.40%, 6/1/2022 (c)	3,315	3,361
Kentucky Public Energy Authority, Gas Supply
Series 2018A, Rev., 4.00%, 4/1/2021	775	784
Series A, Rev., 4.00%, 4/1/2022	1,210	1,265
Kentucky State Property and Buildings Commission, Project No. 110 Rev., 5.00%, 8/1/2024	85	99
Kentucky State Property and Buildings Commission, Project No. 99 Series A, Rev., 5.00%, 11/1/2021	1,540	1,546
Louisville and Jefferson County Metropolitan Government, Kentucky Pollution Control, Louisville Gas and Electric Co. Project Series B, Rev., AMT, 2.55%, 5/3/2021 (c)	2,750	2,771
Louisville and Jefferson County Metropolitan Government, Louisville Gas and Electric Co. Project
Series 2003A, Rev., 1.85%, 4/1/2021 (c)	10,000	10,036
Series 2020A, Rev., 0.90%, 9/1/2026	5,000	5,023
Louisville Regional Airport Authority, Airport System Series A, Rev., AMT, 5.00%, 7/1/2022	1,000	1,065
Paducah Electric Plant Board
Rev., 5.00%, 10/1/2021	2,300	2,386
Rev., 5.00%, 10/1/2022	2,000	2,161
Rev., 5.00%, 10/1/2023	2,000	2,246

Total Kentucky		45,622

Louisiana — 2.6%
Calcasieu Parish School District No. 23
GO, 5.00%, 9/1/2023	180	202
GO, 5.00%, 9/1/2024	250	292
Calcasieu Parish School District No. 34 GO, 3.00%, 1/15/2022	520	535
City of Shreveport, Water and Sewer GO, 5.00%, 9/1/2021	145	150

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
City of Shreveport, Water and Sewer, Junior Lien
Series 2019B, Rev., AGM, 4.00%, 12/1/2023	310	342
Series 2019B, Rev., AGM, 5.00%, 12/1/2024	225	264
City of Youngsville, Sales Tax
Rev., 3.00%, 12/1/2020	250	250
Rev., 3.00%, 12/1/2021	255	262
Iberia Parishwide School District GO, 2.00%, 3/1/2021	150	151
Louisiana Local Government Environmental Facilities and Community Development Authority, East Ascension Consolidated Gravity Drainage District No. 1 Project Rev., 5.00%, 12/1/2025	715	874
Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 391 Project Rev., 5.00%, 10/1/2021	1,500	1,556
Louisiana Public Facilities Authority, Louisiana Children’s Medical Center Project Rev., (SIFMA Municipal Swap Index Yield + 0.65%), 0.76%, 12/10/2020 (b)	40,000	39,940
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Rev., 5.00%, 5/15/2025 (c)	8,410	10,049
Louisiana Public Facilities Authority, Tulane University of Louisiana Project
Series 2020A, Rev., 5.00%, 4/1/2025	60	71
Series 2020A, Rev., 5.00%, 4/1/2026	100	123
Parish of St. Charles, Pollution Control, Shell Oil Co., Norco Project Series B, Rev., VRDO, 0.12%, 12/1/2020 (c)	150	150
Parish of St. John the Baptist LA, Marathon Oil Corp. Project
Subseries 2017B-1, Rev., 2.13%, 7/1/2024 (c)	18,000	18,315
Subseries 2017B-2, Rev., 2.37%, 7/1/2026 (c)	12,800	13,175
St. Martin Parish School Board GO, 3.00%, 3/1/2021	335	337
State of Louisiana Gasoline and Fuels Tax, Second Lien
Series 2017D, Rev., 1.00%, 5/1/2022 (c)	16,035	16,037
Series 2017A, Rev., 1.00%, 5/1/2023 (c)	60,000	60,171
Zachary Community School District No. 1
GO, 3.00%, 3/1/2021	200	201
GO, 3.00%, 3/1/2022	685	708
GO, 3.00%, 3/1/2023	715	754

Total Louisiana		164,909

Maine — 0.0% (g)
Maine Health and Higher Educational Facilities Authority, Mainehealth Series 2020A, Rev., 5.00%, 7/1/2026	250	308

Maryland — 1.0%
County of Calvert, Consolidated Public Improvement
GO, 4.00%, 7/1/2022	1,940	2,056
GO, 4.00%, 7/1/2023	2,070	2,273
GO, 4.00%, 7/1/2024	2,010	2,282
GO, 4.00%, 7/1/2025	2,245	2,631
Maryland Health and Higher Educational Facilities Authority, Pooled Loan Program Series B, Rev., VRDO, LOC: TD Bank NA, 0.11%, 12/10/2020 (c)	11,915	11,915
Maryland Health and Higher Educational Facilities Authority, The Johns Hopkins University Issue Series 2013C, Rev., 5.00%, 5/15/2023 (d)	12,255	13,671
Maryland Stadium Authority, Construction and Revitalization Program Series 2018A, Rev., 5.00%, 5/1/2021	1,215	1,239
Maryland Stadium Authority, Sports Facilities, Football Stadium Issue Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.10%, 12/10/2020 (c)	22,630	22,630
State of Maryland Series 2017B, GO, 5.00%, 8/1/2025	2,825	3,443

Total Maryland		62,140

Massachusetts — 2.1%
City of Fall River GO, BAN, 1.50%, 2/5/2021	14,094	14,124
Commonwealth of Massachusetts Series A, GO, (ICE LIBOR USD 3 Month + 0.55%), 0.69%, 2/1/2021 (b)	30,000	29,937
Commonwealth of Massachusetts, Consolidated Loan of 2011 Series 2011A, GO, 5.00%, 4/1/2021 (d)	20	20
Commonwealth of Massachusetts, Consolidated Loan of 2014 Subseries D-2, GO, 1.70%, 8/1/2022 (c)	5,500	5,621

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Massachusetts Development Finance Agency, Northeastern University Issue
Series 2020A, Rev., 5.00%, 10/1/2022	3,600	3,911
Series 2020A, Rev., 5.00%, 10/1/2023	2,900	3,284
Series 2020A, Rev., 5.00%, 10/1/2024	1,580	1,863
Series 2020A, Rev., 5.00%, 10/1/2025	975	1,193
Series 2020A, Rev., 5.00%, 10/1/2026	895	1,125
Massachusetts Development Finance Agency, Partners Healthcare System Issue
Series 2017S-5, Rev., (SIFMA Municipal Swap Index Yield + 0.42%), 0.53%, 12/10/2020 (b)	10,000	10,007
Series 2017S, Rev., (SIFMA Municipal Swap Index Yield + 0.50%), 0.61%, 12/10/2020 (b)	1,500	1,502
Massachusetts Development Finance Agency, Suffolk University Issue
Rev., 5.00%, 7/1/2021	500	512
Rev., 5.00%, 7/1/2022	390	416
Rev., 5.00%, 7/1/2024	350	399
Massachusetts Development Finance Agency, Wellforce Issue
Series 2020C, Rev., AGM, 5.00%, 10/1/2021	120	124
Series 2020C, Rev., AGM, 5.00%, 10/1/2022	150	162
Series 2020C, Rev., AGM, 5.00%, 10/1/2023	100	112
Series 2020C, Rev., AGM, 5.00%, 10/1/2024	115	133
Series 2020C, Rev., AGM, 5.00%, 10/1/2025	175	209
Series 2020C, Rev., AGM, 5.00%, 10/1/2026	175	215
Massachusetts Development Finance Agency, Western New England University Issue Rev., 5.00%, 9/1/2021	265	273
Massachusetts Port Authority
Series 2019-A, Rev., AMT, 5.00%, 7/1/2021	3,000	3,079
Series 2019-A, Rev., AMT, 5.00%, 7/1/2022	2,500	2,676
Massachusetts Transportation Trust Fund Metropolitan Highway System, Commonwealth Contract Assistance Secured Series A, Rev., 5.00%, 1/1/2023 (c)	10,000	10,930
Massachusetts Water Resources Authority Series A-3, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.11%, 12/10/2020 (c)	22,790	22,790
University of Massachusetts Building Authority Rev., 5.00%, 11/1/2024 (d)	9,485	11,214
University of Massachusetts Building Authority, Commonwealth Guaranteed Series 2008A, Rev., VRDO, GTD, LIQ: Barclays Bank plc, 0.10%, 12/10/2020 (c)	9,760	9,760

Total Massachusetts		135,591

Michigan — 1.2%
City of Charlevoix
Rev., 4.00%, 10/1/2021	215	221
Rev., 4.00%, 10/1/2022	175	186
Rev., 4.00%, 10/1/2023	110	121
City of Gladstone
GO, AGM, 3.00%, 3/1/2021	250	252
GO, AGM, 3.00%, 3/1/2022	250	258
GO, AGM, 3.00%, 3/1/2023	260	275
GO, AGM, 3.00%, 3/1/2024	265	286
GO, AGM, 3.00%, 3/1/2025	275	304
City of Marquette, Capital Improvement GO, 4.00%, 5/1/2021	150	152
City of Marquette, Limited Tax GO, 3.00%, 5/1/2021	125	126
Detroit Downtown Development Authority, Tax Increment, Catalyst Development Series 2018A, Rev., AGM, 5.00%, 7/1/2021	500	513
Frankenmuth School District GO, Q-SBLF, 4.00%, 5/1/2023	200	218
Gerald R Ford International Airport Authority, Limited Tax Rev., GTD, 5.00%, 1/1/2021	815	818
Grand Rapids Public Schools GO, AGM, 5.00%, 11/1/2021	2,225	2,319
Grosse Pointe Public School System GO, 4.00%, 5/1/2021	240	244
Hopkins Public Schools
Series 2019A, GO, Q-SBLF, 4.00%, 5/1/2021	180	183
Series 2019A, GO, Q-SBLF, 4.00%, 5/1/2022	160	168
Series 2019A, GO, Q-SBLF, 4.00%, 5/1/2023	365	396
Jackson Public Schools
GO, Q-SBLF, 4.00%, 5/1/2023	605	660
GO, Q-SBLF, 4.00%, 5/1/2024	690	777

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Kalamazoo Public Schools, School Building and Site GO, 4.00%, 5/1/2021	775	787
Kelloggsville Public Schools, School Building and Site
GO, AGM, 4.00%, 5/1/2021	360	365
GO, AGM, 4.00%, 5/1/2022	380	400
Kent Hospital Finance Authority, Spectrum Health System Series 2008B-3, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.11%, 12/10/2020 (c)	34,040	34,040
Lakeview School District, School Building and Site Series B, GO, VRDO, LOC: TD Bank NA, 0.10%, 12/10/2020 (c)	8,815	8,815
Leland Public School District
GO, AGM, 4.00%, 5/1/2022	510	536
GO, AGM, 4.00%, 5/1/2023	785	850
Michigan Finance Authority, Bronson Healthcare Group, Inc. Series B, Rev., 3.50%, 11/15/2022 (c)	4,165	4,398
Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group Series 2010F-3, Rev., 4.00%, 7/1/2024 (c)	1,000	1,126
Michigan State Housing Development Authority, Single Family Mortgage Series D, Rev., VRDO, LIQ: Industrial & Commercial Bank of China, 0.16%, 12/10/2020 (c)	7,895	7,895
Michigan Strategic Fund, Holland Home Obligated Group
Rev., 4.00%, 11/15/2021	180	183
Rev., 4.00%, 11/15/2022	180	186
Rev., 4.00%, 11/15/2023	190	198
South Haven Township and Casco Township Water and Sewage Treatment Authority
Rev., 4.00%, 5/1/2021	280	284
Rev., 4.00%, 5/1/2022	285	299
Rev., 4.00%, 5/1/2023	480	521
Rev., 4.00%, 5/1/2024	720	806
Waterford School District, Unlimited Tax
GO, Q-SBLF, 4.00%, 5/1/2021	265	269
GO, Q-SBLF, 4.00%, 5/1/2022	650	683
GO, Q-SBLF, 4.00%, 5/1/2023	1,340	1,457
GO, Q-SBLF, 4.00%, 5/1/2024	1,360	1,525
Wayne County Airport Authority, Junior Lien Series B, Rev., AMT, 5.00%, 12/1/2020	550	550
Wayne-Westland Community Schools, Building and Site Unlimited Tax
GO, Q-SBLF, 4.00%, 5/1/2021	200	203
GO, Q-SBLF, 4.00%, 11/1/2021	785	811
GO, Q-SBLF, 4.00%, 5/1/2022	160	168
GO, Q-SBLF, 5.00%, 11/1/2022	290	315

Total Michigan		76,147

Minnesota — 0.3%
City of Glencoe Series 2018-A, GO, 3.00%, 8/1/2021	80	81
City of Minneapolis and St. Paul Housing and Redevelopment Authority, Health Care, Allina Health System Series 2007C-2, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.11%, 12/10/2020 (c)	6,460	6,460
City of Wayzata, Folkestone Senior Living Community
Rev., 3.00%, 8/1/2022	200	200
Rev., 3.00%, 8/1/2023	100	100
Rev., 3.00%, 8/1/2024	100	99
Duluth Housing and Redevelopment Authority, Public Schools Academy Project
Series 2018-A, Rev., 3.38%, 11/1/2021	330	334
Series 2018-A, Rev., 3.63%, 11/1/2022	345	355
Series 2018-A, Rev., 3.88%, 11/1/2023	325	341
Duluth Independent School District No. 709
Series 2019B, COP, 5.00%, 2/1/2021	145	146
Series 2019B, COP, 5.00%, 2/1/2022	160	168
Series 2019C, COP, 5.00%, 2/1/2022	135	142
Series 2019B, COP, 5.00%, 2/1/2023	185	202
Housing and Redevelopment Authority of The City of St. Paul Minnesota, Allina Health System Series 2009C, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.11%, 12/10/2020 (c)	10,280	10,280

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Minnesota Higher Education Facilities Authority, College of St. Scholastica, Inc.
Rev., 3.00%, 12/1/2020	75	75
Rev., 3.00%, 12/1/2021	75	76
Rev., 3.00%, 12/1/2022	100	102
Rev., 3.00%, 12/1/2023	100	104
St. Paul Independent School District No. 625 Series B, COP, 5.00%, 2/1/2021	930	937
State of Minnesota, Trunk Highway Series B, GO, 5.00%, 8/1/2021	1,765	1,822

Total Minnesota		22,024

Mississippi — 0.4%
City of Tupelo
GO, 4.00%, 12/1/2020	360	360
GO, 4.00%, 12/1/2021	125	130
GO, 4.00%, 12/1/2022	245	263
GO, 4.00%, 12/1/2023	315	348
County of Jackson, Port Facility, Chevron USA, Inc., Project Rev., VRDO, 0.10%, 12/1/2020 (c)	5,000	5,000
County of Warren, Gulf Opportunity Zone, International Paper Co. Project
Series 2020A, Rev., 1.37%, 6/16/2025 (c)	1,750	1,801
Series 2020C, Rev., 1.37%, 6/16/2025 (c)	1,500	1,543
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project Series 2010 H, Rev., VRDO, 0.10%, 12/1/2020 (c)	11,335	11,335
Mississippi Development Bank, Rankin County Project Rev., 3.00%, 3/1/2022	100	103
Mississippi Development Bank, Special Obligation, Biloxi Project
Rev., 3.00%, 3/1/2021	130	131
Rev., 3.00%, 3/1/2022	175	180
Mississippi Hospital Equipment and Facilities Authority, Forrest County General Hospital Refunding Project
Series B, Rev., 5.00%, 1/1/2021	270	271
Series B, Rev., 5.00%, 1/1/2022	320	335
Series B, Rev., 5.00%, 1/1/2023	370	403
Series B, Rev., 5.00%, 1/1/2024	370	417
State of Mississippi, Capital Improvements Project Series 2011A, GO, 5.00%, 10/1/2021 (d)	25	26
State of Mississippi, Gaming Tax Series 2019A, Rev., 5.00%, 10/15/2021	700	723

Total Mississippi		23,369

Missouri — 1.1%
Belton School District No. 124 COP, AGM, 4.00%, 1/15/2022 (d)	100	104
Blue Eye R-V School District COP, 4.00%, 4/1/2021	75	76
City of Kansas, Roe Bartle Convention Center Series 2008F, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.11%, 12/10/2020 (c)	4,490	4,490
City of St. Peters
COP, 4.00%, 5/1/2021	530	538
COP, 4.00%, 5/1/2022	605	636
COP, 4.00%, 5/1/2023	625	679
COP, 4.00%, 5/1/2024	650	729
COP, 4.00%, 5/1/2025	425	491
County of Greene, Special Obligation
Rev., 4.00%, 12/1/2021	205	213
Rev., 4.00%, 12/1/2022	260	279
Rev., 4.00%, 12/1/2023	520	575
Rev., 4.00%, 12/1/2024	540	615
County of Jackson, Harry S. Truman Sports Complex Project Rev., 5.00%, 12/1/2022	4,000	4,314
County of Stone COP, 3.00%, 12/1/2020	145	145
Greene County Reorganized School District No. R-8
Series 2019B, GO, 3.00%, 3/1/2022	500	518
Series 2019B, GO, 3.00%, 3/1/2023	595	630
Health and Educational Facilities Authority of the State of Missouri, BJC Health System Series C, Rev., VRDO, LIQ: BJC Health System, 0.10%, 12/10/2020 (c)	39,475	39,475
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects Series 2019B, Rev., 2.88%, 2/1/2022	3,270	3,270
Missouri Western State University, Auxiliary System Rev., 2.80%, 10/1/2022	50	50
Nixa Public Schools
Series 2019B, GO, 4.00%, 3/1/2021	100	101
Series 2019B, GO, 4.00%, 3/1/2022	175	182
Series 2019B, GO, 5.00%, 3/1/2023	200	221

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
St. Louis County Special School District
COP, 4.00%, 4/1/2021	355	359
COP, 4.00%, 4/1/2022	395	415
COP, 4.00%, 4/1/2023	410	444
COP, 4.00%, 4/1/2024	605	675
St. Louis Lambert International Airport Series B, Rev., AMT, AGM, 5.00%, 7/1/2021	1,305	1,338
Tender Option Bond Trust Receipts/Certificates Series 2018-XG0176, Rev., VRDO, LIQ: Royal Bank of Canada, 0.36%, 12/10/2020 (c) (e)	8,200	8,200
Village of Country Club COP, AGM, 3.00%, 4/1/2021	165	166

Total Missouri		69,928

Montana — 0.0% (g)
Montana State Board of Regents, Montana State University Series F, Rev., (SIFMA Municipal Swap Index Yield + 0.45%), 0.56%, 12/10/2020 (b)	3,130	3,133

Nebraska — 0.1%
City of Omaha, Special Tax
Series A, Rev., 2.20%, 1/15/2021	125	125
Series A, Rev., 5.00%, 1/15/2022	125	132
County of Saunders
GO, 1.00%, 11/1/2021	100	101
GO, 2.00%, 11/1/2022	300	310
GO, 3.00%, 11/1/2023	325	349
GO, 3.00%, 11/1/2024	415	456
County of Washington, Wastewater and Solid Waste Disposal Facilities, Cargill Incorporated Projects Rev., AMT, 0.90%, 9/1/2025 (c)	6,800	6,838
Papio-Missouri River Natural Resource District GO, 4.00%, 12/15/2020	405	406
Upper Republican Natural Resource District, Limited Obligation, Occupation Tax Supported, River Flow Enhancement Series 2017B, Rev., AGM, 3.00%, 12/15/2020	250	250

Total Nebraska		8,967

Nevada — 0.8%
City of Carson, Carson Tahoe Regional Healthcare Project Rev., 5.00%, 9/1/2027	610	744
City of Sparks, Senior Sales Tax Series 2019A, Rev., 2.50%, 6/15/2024 (e)	795	794
Clark County School District Series C, GO, 5.00%, 6/15/2023	2,000	2,219
Clark County, Department of Aviation, Nevada Airport System, Junior Subordinate Lien Series A, Rev., 5.00%, 7/1/2021	18,500	18,991
County of Clark Department of Aviation, Subordinate Lien Series D-3, Rev., VRDO, LOC: Bank of America NA, 0.12%, 12/10/2020 (c)	4,435	4,435
County of Humboldt, Sierra Pacific Power Company Project Series 2016B, Rev., 1.85%, 4/15/2022 (c)	4,550	4,638
County of Washoe, Water Facilities, Sierra Pacific Power Company Project
Rev., AMT, 0.63%, 4/15/2022 (c)	4,000	4,002
Series 2016G, Rev., 1.85%, 4/15/2022 (c)	5,000	5,096
State of Nevada Department of Business and Industry, Brightline West Passenger Rail Project Rev., AMT, 0.50%, 7/1/2021 (c) (e)	10,000	10,005

Total Nevada		50,924

New Hampshire — 0.3%
New Hampshire Health and Education Facilities Authority, University System
Series 2005B-1, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.10%, 12/1/2020 (c)	10,730	10,730
Series 2011B, Rev., VRDO, LIQ: State Street Bank & Trust, 0.10%, 12/1/2020 (c)	6,410	6,410

Total New Hampshire		17,140

New Jersey — 3.9%
Borough of Carteret GO, BAN, 1.75%, 1/29/2021	7,147	7,164
Borough of East Rutherford GO, AGM, 5.00%, 12/1/2020	290	290
Borough of Paramus
GO, TAN, 2.00%, 4/30/2021	20,000	20,139
GO, BAN, 2.00%, 10/15/2021	7,510	7,614
Borough of Stone Harbor GO, BAN, 1.25%, 10/29/2021	16,255	16,378
Burlington County Bridge Commission Series 2020C-1 & C-2, Rev., 2.00%, 11/11/2021	20,000	20,328

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
City of Newark
Series 2020A, GO, 5.00%, 10/1/2021	110	114
Series 2020B, GO, 5.00%, 10/1/2021	250	259
Series 2020A, GO, 5.00%, 10/1/2022	750	807
Series 2020B, GO, 5.00%, 10/1/2022	500	538
Series 2020A, GO, AGM, 5.00%, 10/1/2023	1,000	1,121
Series 2020B, GO, AGM, 5.00%, 10/1/2023	525	589
Series 2020A, GO, AGM, 5.00%, 10/1/2024	1,000	1,160
Series 2020B, GO, AGM, 5.00%, 10/1/2024	650	754
Series 2020A, GO, AGM, 5.00%, 10/1/2025	850	1,020
Series 2020B, GO, AGM, 5.00%, 10/1/2025	595	714
Series 2020A, GO, AGM, 5.00%, 10/1/2026	750	924
East Brunswick Township Board of Education, School Energy Savings
GO, 5.00%, 8/1/2021	55	56
GO, 5.00%, 8/1/2022	110	119
Jersey City Municipal Utilities Authority, Water Project Notes Rev., 3.00%, 7/1/2022	16,000	16,650
Monmouth County Improvement Authority (The), Governmental Pooled Loan Project
Series 2020B, Rev., GTD, 2.00%, 2/15/2021	9,000	9,033
Series 2020A, Rev., GTD, 2.00%, 7/12/2021	6,900	6,976
New Brunswick Parking Authority, Tax-Exempt
Series 2020B, Rev., 5.00%, 9/1/2021	70	72
Series 2020B, Rev., 5.00%, 9/1/2022	350	377
Series 2020B, Rev., 5.00%, 9/1/2023	335	375
Series 2020B, Rev., 5.00%, 9/1/2024	425	494
Series 2020B, Rev., 5.00%, 9/1/2025	425	511
Series 2020A, Rev., 5.00%, 9/1/2026	500	619
New Jersey Economic Development Authority, School Facilities Construction Series XX, Rev., 5.00%, 6/15/2021	5,000	5,115
New Jersey Educational Facilities Authority, The William Paterson University Series C, Rev., 5.00%, 7/1/2021	150	154
New Jersey Health Care Facilities Financing Authority, Virtua Health Series 2009D, Rev., VRDO, LOC: TD Bank NA, 0.09%, 12/10/2020 (c)	15,900	15,900
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Series A, Rev., 5.00%, 6/15/2021	6,000	6,140
New Jersey Turnpike Authority Series C-1, Rev., (ICE LIBOR USD 1 Month + 0.34%), 0.44%, 1/1/2021 (b) (d)	4,000	3,999
Passaic County Improvement Authority (The), City of Paterson Project Rev., GTD, 5.00%, 8/15/2026	350	441
Passaic County Utilities Authority, Solid Waste Disposal Rev., GTD, 4.38%, 3/1/2021	255	257
Passaic Valley Sewerage Commissioners, Sewer System
Series J, Rev., AGM, 3.00%, 12/1/2025	1,825	2,036
Series J, Rev., AGM, 3.00%, 12/1/2026	6,285	7,111
State of New Jersey, COVID-19
GO, 4.00%, 6/1/2023	21,380	23,233
GO, 5.00%, 6/1/2024	25,000	28,757
GO, 5.00%, 6/1/2025	12,670	15,053
The Cumberland County Improvement Authority, Vineland Public Safety Building Project Rev., 5.00%, 12/15/2021	340	357
Township of Lyndhurst GO, BAN, 1.50%, 2/5/2021	4,065	4,074
Township of Waterford Series 2019A, GO, BAN, 2.00%, 12/1/2020	2,718	2,718
Township of West Milford GO, BAN, 1.25%, 9/17/2021	18,738	18,874

Total New Jersey		249,414

New Mexico — 0.2%
City of Rio Rancho Water and Wastewater System
Rev., 5.00%, 5/15/2021	720	735
Rev., 5.00%, 5/15/2022	1,250	1,337
City of Santa Fe, El Castillo Retirement Residences Project Series 2019B-2, Rev., 2.25%, 5/15/2024	600	586

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
County of Sandoval
GO, 5.00%, 8/1/2021	535	552
GO, 5.00%, 8/1/2022	560	604
New Mexico Hospital Equipment Loan Council, Haverland Carter Lifestyle Group — La Vida Llena Expansion Project
Series C, Rev., 2.25%, 7/1/2023	1,525	1,509
Series C, Rev., 2.38%, 7/1/2024	1,525	1,509
Regents of The University of New Mexico, Subordinate Lien System Series 2002B, Rev., VRDO, LIQ: U.S. Bank NA, 0.11%, 12/10/2020 (c)	2,765	2,765
University of New Mexico, Gallup Branch Community College District GO, 2.00%, 10/15/2022	1,500	1,502

Total New Mexico		11,099

New York — 28.4%
Amityville Union Free School District
GO, TAN, 1.25%, 6/18/2021	17,500	17,587
Series 2020B, GO, BAN, 1.25%, 6/18/2021	12,987	13,050
Battery Park City Authority, Junior
Series 2019D-2, Rev., VRDO, LIQ: TD Bank NA, 0.10%, 12/10/2020 (c)	9,935	9,935
Series 2019D-1, Rev., VRDO, LIQ: TD Bank NA, 0.13%, 12/10/2020 (c)	14,855	14,855
Bay Shore Union Free School District GO, TAN, 1.25%, 6/25/2021	40,000	40,210
Broome County Local Development Corp., United Health Services Hospitals, Inc., Project
Rev., AGM, 5.00%, 4/1/2024	500	573
Rev., AGM, 5.00%, 4/1/2025	500	594
Rev., AGM, 5.00%, 4/1/2026	500	613
Cazenovia Central School District GO, BAN, 1.25%, 7/16/2021	13,000	13,065
Central Islip Union Free School District GO, TAN, 1.25%, 6/25/2021	24,000	24,130
Central Square Central School District GO, BAN, 1.25%, 11/19/2021	11,995	12,101
Cheektowaga Central School District GO, BAN, 1.25%, 11/19/2021	15,400	15,532
Chittenango Central School District Series 2020A, GO, BAN, 1.25%, 6/25/2021	13,400	13,461
City of Jamestown, Public Improvement
GO, 5.00%, 6/1/2021	475	486
GO, 5.00%, 6/1/2022	500	534
GO, 5.00%, 6/1/2023	525	584
GO, 5.00%, 6/1/2024	545	629
City of New York
Subseries F-5, GO, VRDO, LIQ: Barclays Bank plc, 0.10%, 12/1/2020 (c)	8,425	8,425
Subseries G-4, GO, VRDO, LIQ: Barclays Bank plc, 0.11%, 12/10/2020 (c)	20,000	20,000
Subseries B-3, GO, VRDO, LOC: TD Bank NA, 0.13%, 12/10/2020 (c)	10,520	10,520
Series 2020-1, GO, 5.00%, 8/1/2026	1,300	1,620
City of New York, Fiscal Year 2012 Series A, Subseries A-4, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.11%, 12/10/2020 (c)	2,300	2,300
City of New York, Fiscal Year 2014 Series D, Subseries D-4, GO, VRDO, LOC: TD Bank NA, 0.09%, 12/1/2020 (c)	6,100	6,100
City of New York, Fiscal Year 2015 Series F, Subseries F-7, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.11%, 12/10/2020 (c)	23,080	23,080
City of New York, Fiscal Year 2021 Series A, Subseries A-1, GO, 5.00%, 8/1/2024	15,000	17,508
City of Rochester Series I, GO, BAN, 2.50%, 3/4/2021	26,095	26,235
Cold Spring Harbor Central School District GO, TAN, 1.25%, 6/25/2021	9,000	9,050
Commack Union Free School District GO, TAN, 1.25%, 6/25/2021	36,000	36,193
Connetquot Central School District of Islip GO, TAN, 1.25%, 6/25/2021	24,500	24,633
Copenhagen Central School District GO, BAN, 2.00%, 7/9/2021	5,700	5,751
County of Cattaraugus, Public Improvement Bonds GO, 2.00%, 5/15/2021	100	101
County of Erie GO, RAN, 3.00%, 6/24/2021	5,000	5,073
County of Suffolk, Longwood Central School District GO, 5.00%, 6/15/2021	300	308
County of Sullivan GO, TAN, 2.00%, 5/28/2021	9,500	9,572
East Islip Union Free School District
GO, BAN, 1.25%, 6/29/2021	19,000	19,101
Series 2020A, GO, BAN, 1.25%, 6/29/2021	7,487	7,525
Series 2020B, GO, BAN, 1.25%, 7/1/2021	12,860	12,929

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Elwood Union Free School District GO, TAN, 1.25%, 6/25/2021	14,000	14,069
Floral Park-Bellerose Union Free School District
GO, 5.00%, 12/1/2021	450	472
GO, 5.00%, 12/1/2022	475	521
GO, 5.00%, 12/1/2023	495	566
GO, 5.00%, 12/1/2024	525	625
GO, 5.00%, 12/1/2025	550	682
Forestville Central School District Series 2020B, GO, BAN, 2.00%, 6/17/2021	3,061	3,086
Franklinville Central School District GO, BAN, 1.25%, 7/23/2021	5,100	5,125
Frewsburg Central School District GO, BAN, 1.25%, 7/13/2021	6,177	6,205
Guilderland Central School District Series 2020C, GO, BAN, 1.25%, 7/30/2021	17,500	17,602
Hampton Bays Union Free School District GO, TAN, 2.00%, 6/24/2021	11,000	11,104
Hauppauge Union Free School District GO, TAN, 1.25%, 6/25/2021	32,000	32,170
Hempstead Town Local Development Corp., Adelphi University Project
Rev., 4.00%, 2/1/2021	75	75
Rev., 4.00%, 2/1/2022	50	52
Rev., 4.00%, 2/1/2023	100	106
Rev., 4.00%, 2/1/2024	200	216
Hempstead Union Free School District
GO, RAN, 1.50%, 6/30/2021	39,000	39,274
GO, BAN, 1.50%, 7/14/2021	25,900	26,092
Horseheads Central School District GO, BAN, 1.00%, 6/24/2021	61,695	61,921
Kinderhook Central School District GO, BAN, 1.25%, 7/23/2021	14,500	14,576
Little Falls City School District GO, BAN, 1.25%, 2/5/2021	6,500	6,507
Long Island Power Authority, Electric System Series 2020A, Rev., 5.00%, 9/1/2026	680	857
Longwood Central School District Suffolk County GO, TAN, 2.00%, 6/25/2021	11,000	11,106
Maine-Endwell Central School District GO, RAN, 1.25%, 7/28/2021	8,000	8,041
Manchester-Shortsville Central School District GO, BAN, 1.25%, 6/29/2021	9,925	9,968
Marcellus Central School District GO, BAN, 2.00%, 7/16/2021	8,000	8,076
Mattituck-Cutchogue Union Free School District GO, TAN, 2.00%, 6/25/2021	8,500	8,581
Metropolitan Transportation Authority, Dedicated Tax Fund Series 2019A, Rev., BAN, 5.00%, 3/1/2022	20,500	21,274
Middleburgh Central School District GO, BAN, 1.25%, 7/16/2021	10,620	10,671
Morrisville-Eaton Central School District Series 2020B, GO, BAN, 1.50%, 6/25/2021	8,508	8,565
Mount Vernon City School District
GO, 5.00%, 12/1/2020	815	815
GO, 5.00%, 12/1/2021	885	928
GO, 5.00%, 12/1/2022	1,965	2,149
New York City Housing Development Corp., West 26th Street Development Series 2011B, Rev., VRDO, 0.11%, 12/10/2020 (c)	2,570	2,570
New York City Municipal Water Finance Authority, Water and Sewer System, Fiscal Year 2003 Subseries F-1-A, Rev., VRDO, LIQ: Barclays Bank plc, 0.11%, 12/10/2020 (c)	3,450	3,450
New York City Municipal Water Finance Authority, Water and Sewer System, Fiscal Year 2008 Subseries BB-1, Rev., VRDO, LIQ: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.10%, 12/10/2020 (c)	11,390	11,390
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series BB-1A, Rev., VRDO, LIQ: State Street Bank & Trust, 0.10%, 12/1/2020 (c)	14,600	14,600
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2011 Series DD-1, Rev., VRDO, LIQ: TD Bank NA, 0.09%, 12/1/2020 (c)	11,200	11,200
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2013 Subseries AA-2, Rev., VRDO, LIQ: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.11%, 12/10/2020 (c)	17,485	17,485

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2014 Series AA, Subseries AA-5, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.10%, 12/1/2020 (c)	23,600	23,600
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015 Subseries BB-4, Rev., VRDO, LIQ: Barclays Bank plc, 0.10%, 12/1/2020 (c)	18,865	18,865
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003 Series 21-A, Rev., 5.00%, 11/1/2021	46,070	48,084
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2011 Subseries 2011A-4, Rev., VRDO, LIQ: Barclays Bank plc, 0.10%, 12/1/2020 (c)	13,300	13,300
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Subseries B-3, Rev., VRDO, LIQ: Barclays Bank plc, 0.10%, 12/1/2020 (c)	8,985	8,985
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt Series 1999A-1, Rev., VRDO, LIQ: TD Bank NA, 0.11%, 12/10/2020 (c)	26,200	26,200
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2010 Series 2010CC, Rev., VRDO, LIQ: Barclays Bank plc, 0.11%, 12/10/2020 (c)	55,090	55,090
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series BB-3, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.13%, 12/10/2020 (c)	5,680	5,680
New York State Dormitory Authority Series 2008D, Rev., VRDO, LOC: TD Bank NA, 0.10%, 12/10/2020 (c)	9,470	9,470
New York State Dormitory Authority, Fordham University Rev., 5.00%, 7/1/2023	920	1,025
New York State Dormitory Authority, Sales Tax Series 2018C, Rev., 5.00%, 3/15/2025	400	478
New York State Dormitory Authority, School Districts Financing Program Series 2019A, Rev., 5.00%, 10/1/2022	7,490	8,099
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2014A, Rev., 5.00%, 2/15/2021	200	202
Series 2020B, Rev., RAN, 5.00%, 3/31/2021	83,695	85,038
New York State Housing Finance Agency Series 2009A, Rev., VRDO, LOC: FNMA, 0.10%, 12/10/2020 (c)	55,255	55,255
New York State Housing Finance Agency, 330 West 39th Street Housing Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.11%, 12/10/2020 (c)	50,000	50,000
New York State Housing Finance Agency, 8 East 102nd Street Housing Series 2010A, Rev., VRDO, LOC: TD Bank NA, 0.13%, 12/10/2020 (c)	40,445	40,445
New York State Thruway Authority Series L, Rev., 5.00%, 1/1/2021	50	50
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project Rev., AMT, 5.00%, 1/1/2022	14,650	15,136
Niagara Falls City School District Series 2020B, GO, BAN, 1.25%, 7/9/2021	29,000	29,142
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport
Series 2019A, Rev., AMT, 5.00%, 4/1/2021	1,540	1,561
Series 2019A, Rev., AMT, 5.00%, 4/1/2022	845	891
Niagara-Wheatfield Central School District GO, BAN, 2.00%, 6/29/2021	10,000	10,096
North Babylon Union Free School District GO, TAN, 1.25%, 6/24/2021	14,700	14,774
North Collins Central School District GO, BAN, 2.00%, 6/25/2021	7,880	7,939

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
North Shore Central School District GO, TAN, 1.25%, 6/24/2021	9,000	9,049
Palmyra Macedon Central School District GO, BAN, 1.25%, 7/20/2021	12,500	12,563
Patchogue-Medford Union Free School District GO, TAN, 3.00%, 6/25/2021	5,000	5,075
Penfield Central School District GO, BAN, 1.25%, 6/29/2021	9,000	9,048
Penn Yan Central School District Series 2020B, GO, BAN, 1.25%, 7/16/2021	13,183	13,246
Plattsburgh City School District GO, BAN, 1.25%, 7/30/2021	5,500	5,531
Port Authority of New York and New Jersey, Consolidated Series 207, Rev., AMT, 5.00%, 9/15/2023	10,000	11,226
Putnam Valley Central School District Series 2020B, GO, BAN, 1.25%, 7/16/2021	14,185	14,264
Rhinebeck Central School District GO, BAN, 1.25%, 6/25/2021	12,152	12,196
Rome City School District GO, RAN, 2.00%, 2/3/2021	8,000	8,016
Rondout Valley Central School District Accord GO, BAN, 2.00%, 6/30/2021	12,000	12,111
Roosevelt Union Free School District GO, TAN, 1.00%, 6/25/2021	4,000	4,011
Sachem Central School District GO, TAN, 1.25%, 6/24/2021	50,000	50,277
Schenectady City School District GO, BAN, 1.25%, 10/22/2021	31,755	32,040
Scotia-Glenville Central School District GO, BAN, 1.25%, 6/30/2021	14,000	14,067
Seaford Union Free School District GO, TAN, 1.25%, 6/24/2021	5,000	5,026
Silver Creek Central School District GO, BAN, 1.25%, 6/30/2021	14,825	14,894
South Jefferson Central School District GO, BAN, 2.00%, 6/30/2021	8,530	8,608
Town of Oyster Bay Series 2020A, GO, BAN, 2.00%, 3/12/2021	80,695	81,070
Town of Oyster Bay, Public Improvement
GO, 2.00%, 11/1/2021	415	421
GO, 4.00%, 11/1/2022	410	437
GO, 4.00%, 11/1/2023	1,000	1,102
GO, 4.00%, 11/1/2024	950	1,078
GO, 4.00%, 11/1/2025	495	577
Town of Oyster Bay, Water District Notes Series B, GO, 2.00%, 3/12/2021	49,190	49,415
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series 2005A, Rev., VRDO, LOC: Barclays Bank plc, 0.11%, 12/10/2020 (c)	21,445	21,445
Unadilla Valley Central School District GO, BAN, 2.00%, 7/9/2021	8,700	8,782
Watertown Enlarged City School District GO, BAN, 1.50%, 6/29/2021	10,598	10,667
Webster Central School District GO, BAN, 1.00%, 6/30/2021	23,539	23,621
Wheatland Chili Central School District GO, BAN, 1.25%, 6/23/2021	9,080	9,104
Williamson Central School District GO, BAN, 1.25%, 7/16/2021	10,097	10,144
Wyandanch Union Free School District GO, TAN, 1.25%, 6/25/2021	15,000	15,061
Yorkshire-Pioneer Central School District GO, BAN, 1.25%, 6/29/2021	9,303	9,343

Total New York		1,829,655

North Carolina — 3.9%
Buncombe County Metropolitan Sewerage District Series A, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.09%, 12/10/2020 (c)	21,420	21,420
City of Charlotte Series B, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.09%, 12/10/2020 (c)	17,310	17,310
City of Charlotte, 2003 Governmental Facilities Projects Series 2013G, COP, VRDO, LIQ: Wells Fargo Bank NA, 0.09%, 12/10/2020 (c)	51,905	51,905
City of Raleigh, Downtown Improvement Projects Series 2004A, COP, VRDO, LIQ: Wells Fargo Bank NA, 0.10%, 12/10/2020 (c)	47,010	47,010
Columbus County Industrial Facilities and Pollution Control Financing Authority, International Paper Co. Project
Series 2019A, Rev., 2.00%, 10/1/2024 (c)	825	866
Series 2019B, Rev., 2.00%, 10/1/2024 (c)	825	866
Series 2020A, Rev., 1.37%, 6/16/2025 (c)	1,780	1,831
County of Buncombe, Limited Obligation Series 2014A, Rev., 5.00%, 6/1/2021	20	20

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
County of Harnett
Rev., 2.00%, 12/1/2020	1,975	1,975
Rev., 3.00%, 12/1/2021	2,015	2,071
Rev., 4.00%, 12/1/2022	1,700	1,828
Rev., 4.00%, 12/1/2023	1,650	1,832
Rev., 4.00%, 12/1/2024	1,000	1,145
Rev., 5.00%, 12/1/2025	1,000	1,230
North Carolina Medical Care Commission, Moses Cone Health System Series 2001A, Rev., VRDO, LIQ: BMO Harris Bank NA, 0.11%, 12/10/2020 (c)	26,170	26,170
North Carolina Turnpike Authority, Triangle Expressway System Rev., BAN, 5.00%, 2/1/2024	39,700	44,918
State of North Carolina, Build NC Programs, Limited Obligation
Series 2020B, Rev., 5.00%, 5/1/2021	5,125	5,228
Series 2020B, Rev., 5.00%, 5/1/2022	7,000	7,477
Tender Option Bond Trust Receipts/Certificates Series 2016-XX1003, Rev., VRDO, LIQ: Barclays Bank plc, 0.16%, 12/10/2020 (c) (e)	9,185	9,185
University of North Carolina, Chapel Hill Series B, Rev., (ICE LIBOR USD 1 Month + 0.40%), 0.50%, 1/1/2021 (b)	3,750	3,752

Total North Carolina		248,039

North Dakota — 0.1%
County of Burleigh, St. Alexius Medical Center Project Series 2014A, Rev., 5.00%, 7/1/2021 (d)	3,895	3,995

Ohio — 4.1%
Akron, Bath and Copley Joint Township Hospital District, Summa Health Obligated Group Rev., 5.00%, 11/15/2021	125	130
American Municipal Power, Inc., Prairie State Energy Campus Project Series 2019A, Rev., 2.30%, 2/15/2022 (c)	10,000	10,100
City of Akron
GO, 2.00%, 12/1/2022	565	582
GO, 2.00%, 12/1/2023	485	507
City of Brecksville, Various Purpose Improvement, Limited Tax GO, BAN, 2.00%, 2/25/2021	4,875	4,894
City of Centerville, Graceworks Lutheran Services Rev., 5.00%, 11/1/2021	285	289
City of Cleveland, Subordinate Lien, Public Facilities Improvements Series 2018A, Rev., 5.00%, 10/1/2022	265	288
City of Elyria
Series 2019-2, GO, 4.00%, 12/1/2021	1,010	1,047
Series 2019-2, GO, 4.00%, 12/1/2022	935	1,003
City of Lorain, Limited Tax
Series 2020A, GO, 4.00%, 12/1/2021	220	228
Series 2020A, GO, 4.00%, 12/1/2022	280	299
Series 2020A, GO, 4.00%, 12/1/2023	300	329
Series 2020A, GO, 4.00%, 12/1/2024	250	281
City of Napoleon GO, BAN, 2.00%, 2/25/2021	5,852	5,875
City of Toledo, Capital Improvement
GO, AGM, 5.00%, 12/1/2020	615	615
GO, AGM, 5.00%, 12/1/2021	1,275	1,334
GO, AGM, 5.00%, 12/1/2022	1,305	1,427
City of Toledo, Capital Improvement and Equipment Bonds GO, AGM, 4.00%, 12/1/2020	100	100
City of Whitehall Rev., 1.00%, 12/8/2021	3,810	3,831
City of Whitehall, Special Obligation Nontax Notes Rev., 2.25%, 12/9/2020	3,810	3,812
County of Allen, Hospital Facilities, Catholic Health Partners Series 2012B, Rev., VRDO, 0.15%, 12/10/2020 (c)	37,565	37,565
County of Allen, Hospital Facilities, Mercy Health Series B, Rev., 5.00%, 5/5/2022 (c)	2,000	2,128
County of Franklin, Hospital Facilities Series 2009A, Rev., VRDO, LIQ: Barclays Bank plc, 0.11%, 12/10/2020 (c)	38,030	38,030
County of Franklin, Hospital Facilities, Ohio Health Corp. Rev., VRDO, 0.10%, 12/10/2020 (c)	20,365	20,365
County of Franklin, Trinity Health Credit Group Series 2013OH, Rev., 0.22%, 2/1/2021 (c)	9,700	9,701
County of Lorain, Limited Tax
Series B, GO, BAN, 1.30%, 2/6/2021	500	500
Series A, GO, BAN, 3.00%, 2/6/2021	5,010	5,031

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
County of Ross, Adena Health System
Rev., 5.00%, 12/1/2020	1,000	1,000
Rev., 5.00%, 12/1/2021	335	349
Rev., 5.00%, 12/1/2022	355	385
Rev., 5.00%, 12/1/2023	490	551
County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group Series 2016A, Rev., 5.00%, 7/1/2021	50	51
Euclid City School District
COP, 4.00%, 12/1/2023	70	77
COP, 4.00%, 12/1/2024	70	80
Franklin County, Hospital Facilities, OhioHealth Corp. Series B, Rev., (SIFMA Municipal Swap Index Yield + 0.43%), 0.54%, 12/10/2020 (b)	5,000	5,003
Goshen Local School District, School Facilities Project COP, 1.50%, 12/15/2020	280	280
Ohio Housing Finance Agency, Carnegie Tower Project Rev., FHA, 0.35%, 10/1/2022 (c)	10,200	10,206
Ohio Water Development Authority Water Pollution Control
Rev., 5.25%, 12/1/2020	35	35
Series 2016A, Rev., VRDO, LIQ: TD Bank NA, 0.10%, 12/10/2020 (c)	73,645	73,645
State of Ohio, Capital Facilities Lease Appropriation Variable Rate Parks and Recreation Improvement Fund Projects Series 2020B, Rev., VRDO, 0.10%, 12/10/2020 (c)	12,000	12,000
State of Ohio, Infrastructure Improvement Series A, GO, VRDO, LOC: TD Bank NA, 0.10%, 12/9/2020 (c)	2,625	2,625
State of Ohio, University Hospitals Health System, Inc. Series A, Rev., VRDO, 0.35%, 12/10/2020 (c)	8,250	8,250
Village of Obetz, Various Purpose
Rev., 5.00%, 12/1/2020	185	185
Rev., 5.00%, 12/1/2021	125	131
Zanesville City School District, Unlimited Tax GO, 4.00%, 12/1/2021	595	617

Total Ohio		265,761

Oklahoma — 0.3%
Bryan County School Finance Authority, Durant Public Schools Project
Rev., 1.15%, 12/1/2020	270	270
Rev., 4.00%, 12/1/2021	140	145
Rev., 4.00%, 12/1/2022	190	204
Rev., 4.00%, 12/1/2023	155	171
Rev., 4.00%, 12/1/2024	165	188
Canadian County Educational Facilities Authority, Yukon Public Schools Project Rev., 5.00%, 12/1/2020	3,400	3,400
City of Moore GO, 1.25%, 4/1/2022	1,550	1,569
Cleveland County Educational Facilities Authority, Lexington Public Schools Project
Rev., 4.00%, 9/1/2021	150	154
Rev., 4.00%, 9/1/2022	125	132
Rev., 4.00%, 9/1/2023	270	294
Custer County Economic Development Authority, Thomas Fay Public Schools
Rev., 4.00%, 12/1/2021	410	425
Rev., 4.00%, 12/1/2023	450	494
Elk City Industrial Authority Rev., 2.00%, 5/1/2023	140	144
Ellis County Educational Facilities Authority, Fargo-Gage Public Schools Project
Rev., 3.00%, 3/1/2022	725	748
Rev., 3.00%, 3/1/2023	730	769
Garvin County Educational Facilities Authority, Pernell Public Schools Project
Rev., 4.00%, 9/1/2021	125	128
Rev., 4.00%, 9/1/2022	135	143
Rev., 4.00%, 9/1/2023	110	120
Rev., 4.00%, 9/1/2024	160	180
Grady County School Finance Authority, Tuttle Public Schools Project
Rev., 4.00%, 9/1/2021	250	257
Rev., 4.00%, 9/1/2022	200	212
Rev., 4.00%, 9/1/2023	300	327
Rev., 4.00%, 9/1/2024	245	275
Kingfisher County Educational Facilities Authority, Lomega Public Schools Project
Rev., 3.00%, 3/1/2022	165	170
Rev., 3.00%, 3/1/2023	385	406
Rev., 3.00%, 3/1/2024	270	290
Muskogee Industrial Trust, Public Schools Project Rev., 5.00%, 9/1/2023	900	994

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Oklahoma Development Finance Authority, Gilcrease Expressway West Project Rev., AMT, 1.63%, 7/6/2023	4,885	4,878
Oklahoma Housing Finance Agency Rev., 0.28%, 8/1/2022 (c)	2,500	2,499
Oklahoma Turnpike Authority, Second Senior Series B, Rev., 5.00%, 1/1/2021 (d)	20	20
Tulsa County Industrial Authority, Sand Springs Public Schools Project
Rev., 5.00%, 9/1/2021	325	336
Rev., 2.00%, 9/1/2022	125	128
Rev., 4.00%, 9/1/2023	175	190
Rev., 4.00%, 9/1/2024	435	486
Wagoner County School Development Authority, Wagoner Public Schools Project
Rev., 4.00%, 9/1/2021	225	231
Rev., 4.00%, 9/1/2023	525	569

Total Oklahoma		21,946

Oregon — 0.7%
City of Portland GO, TAN, 3.00%, 1/6/2021	31,290	31,376
County of Washington GO, 5.00%, 6/1/2021	1,875	1,920
County of Yamhill, Linfield University Project
Rev., 4.00%, 10/1/2021	165	168
Rev., 4.00%, 10/1/2022	250	259
Rev., 4.00%, 10/1/2023	435	458
Rev., 4.00%, 10/1/2024	425	455
Oregon State Facilities Authority, Linfield College Project Series 2015A, Rev., 5.00%, 10/1/2025 (d)	1,000	1,210
Salem-Keizer School District No. 24J
GO, 4.00%, 6/15/2021	175	179
GO, 5.00%, 6/15/2021	500	513
State of Oregon, Housing and Community Services Department Sha Rad Group II Apartment Projects Rev., 1.45%, 6/1/2022 (c)	3,350	3,409
State of Oregon, Variable Rate Veterans’ Welfare Bonds Series 2015P, GO, VRDO, LIQ: U.S. Bank NA, 0.10%, 12/10/2020 (c)	3,500	3,500

Total Oregon		43,447

Pennsylvania — 6.8%
Allegheny County Sanitary Authority, Sewer
Series 2020B, Rev., 3.00%, 6/1/2022	250	260
Series 2020A, Rev., 4.00%, 6/1/2024	300	338
Series 2020A, Rev., 4.00%, 6/1/2025	150	174
Series 2020B, Rev., 4.00%, 6/1/2025	210	244
Series 2020A, Rev., 5.00%, 6/1/2026	425	529
Allentown City School District, Limited Tax GO, TRAN, 2.38%, 3/31/2021	3,150	3,150
Allentown Neighborhood Improvement Zone Development Authority, City Center Project Rev., 5.00%, 5/1/2023 (e)	200	211
Ambridge Borough Water Authority
Rev., 4.00%, 11/15/2021	160	165
Rev., 4.00%, 11/15/2022	175	187
Rev., 4.00%, 11/15/2023	175	193
Apollo-Ridge School District
Series 2019A, GO, 2.00%, 9/1/2022	375	386
Series 2019A, GO, 4.00%, 9/1/2023	385	421
Series 2019A, GO, 4.00%, 9/1/2024	450	506
Armstrong School District
Series A, GO, 3.00%, 3/15/2021	230	232
Series B, GO, 3.00%, 3/15/2021	105	106
Series A, GO, 3.00%, 3/15/2022	235	243
Series B, GO, 3.00%, 3/15/2022	300	310
Series A, GO, 3.00%, 3/15/2023	240	253
Series B, GO, 3.00%, 3/15/2023	400	422
Berks County Municipal Authority (The), Tower Health Project
Series 2020A, Rev., 5.00%, 2/1/2021	400	402
Series 2020A, Rev., 5.00%, 2/1/2022	500	515
Series 2020A, Rev., 5.00%, 2/1/2023	1,300	1,356
Series 2020A, Rev., 5.00%, 2/1/2024	425	451
Series 2020A, Rev., 5.00%, 2/1/2025	600	648
Series 2020A, Rev., 5.00%, 2/1/2026	1,015	1,111
Bethlehem Area School District GO, 5.00%, 10/15/2021	13,155	13,689
Big Beaver Falls Area School District
GO, 4.00%, 3/15/2022	1,155	1,207
GO, 5.00%, 3/15/2023	1,200	1,317

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Burgettstown Area School District
Series A, GO, 3.00%, 3/15/2022	100	103
Series A, GO, 4.00%, 3/15/2023	200	214
Carmichaels Area School District
GO, 4.00%, 9/1/2022	190	201
GO, 4.00%, 9/1/2023	150	163
Charleroi Borough Authority, Water System
Rev., AGM, 3.00%, 12/1/2020	305	305
Rev., AGM, 4.00%, 12/1/2021	225	233
Rev., AGM, 4.00%, 12/1/2022	165	177
Rev., AGM, 4.00%, 12/1/2023	225	248
Chester County Health and Education Facilities Authority, Main Line Health System
Series 2020A, Rev., 3.00%, 9/1/2023	230	247
Series 2020A, Rev., 3.00%, 9/1/2024	215	235
Series 2020A, Rev., 5.00%, 9/1/2025	250	302
City of Altoona, Guaranteed Sewer
GO, AGM, 5.00%, 12/1/2020	315	315
GO, AGM, 5.00%, 12/1/2021	265	277
GO, AGM, 5.00%, 12/1/2022	200	218
GO, AGM, 5.00%, 12/1/2023	300	339
City of Lebanon Authority
Rev., 4.00%, 12/15/2020	405	406
Rev., 4.00%, 12/15/2021	240	249
Rev., 4.00%, 12/15/2022	275	295
Rev., 4.00%, 12/15/2023	360	399
City of Philadelphia
Series 2009B, GO, VRDO, LOC: Barclays Bank plc, 0.10%, 12/10/2020 (c)	15,940	15,940
Series 2020-2021A, Rev., TRAN, 4.00%, 6/30/2021	30,250	30,911
Series 2012A, GO, 5.00%, 9/15/2021	45	46
Series 2019A, GO, 5.00%, 8/1/2022	4,755	5,107
Series 2020A, Rev., 5.00%, 7/1/2024	1,480	1,712
Series 2020A, Rev., 5.00%, 7/1/2025	1,550	1,857
Series 2020A, Rev., 5.00%, 7/1/2026	1,160	1,430
City of Philadelphia, Water and Wastewater Rev., 5.00%, 11/1/2022 (d)	1,465	1,597
City of Pittsburgh Series 2020A, GO, 5.00%, 9/1/2026	300	377
Commonwealth Financing Authority, Tobacco Master Settlement Payment Rev., 5.00%, 6/1/2021	535	547
Conewago Valley School District Series 2013A, GO, 2.00%, 9/1/2022	570	571
Connellsville Area School District
Series A, GO, AGM, 2.00%, 5/15/2021	70	70
Series A, GO, AGM, 2.00%, 5/15/2022	70	72
Series A, GO, AGM, 2.00%, 5/15/2023	70	72
Cornell School District
GO, AGM, 2.00%, 9/1/2021	200	202
GO, AGM, 4.00%, 9/1/2022	200	212
County of Armstrong
GO, AGM, 3.00%, 6/1/2021	370	375
Series A, GO, 4.00%, 6/1/2021	230	234
GO, AGM, 4.00%, 6/1/2022	380	401
Series A, GO, 4.00%, 6/1/2022	430	453
GO, AGM, 4.00%, 6/1/2023	225	245
Series A, GO, 5.00%, 6/1/2023	225	250
GO, AGM, 4.00%, 6/1/2024	230	258
GO, AGM, 4.00%, 6/1/2025	240	276
County of Lackawanna
Series 2020A, GO, 3.00%, 3/15/2021	200	202
Series 2020A, GO, 4.00%, 3/15/2022	200	209
Series 2020B, GO, 4.00%, 9/1/2022	135	143
Series 2020A, GO, 4.00%, 3/15/2023	200	216
Series 2020B, GO, 4.00%, 9/1/2023	305	334
Series 2020A, GO, 4.00%, 3/15/2024	300	334
Series 2020B, GO, 4.00%, 9/1/2024	680	768
Series 2020A, GO, 4.00%, 3/15/2025	300	343
Series 2020B, GO, 4.00%, 9/1/2025	685	794
Series 2020B, GO, 4.00%, 9/1/2026	1,445	1,710
County of Somerset
GO, 2.00%, 10/1/2021	285	289
GO, 2.00%, 10/1/2022	340	349
GO, 2.00%, 10/1/2023	335	348
GO, 2.00%, 10/1/2024	300	315
County of York Series 2020A, GO, 5.00%, 6/1/2026	1,305	1,628

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Dallas School District
GO, AGM, 4.00%, 10/15/2021	275	283
GO, AGM, 4.00%, 10/15/2022	300	317
GO, AGM, 5.00%, 10/15/2023	175	195
GO, AGM, 5.00%, 10/15/2024	325	374
East Stroudsburg Area School District GO, 3.00%, 9/1/2026	2,805	3,202
Emmaus General Authority Rev., VRDO, AGM, LIQ: Wells Fargo Bank NA, 0.12%, 12/10/2020 (c)	4,990	4,990
Franklin County Industrial Development Authority, Menno-Haven, Inc., Project Rev., 4.00%, 12/1/2020	520	520
General Authority of Southcentral, Wellspan Health Obligation Series C, Rev., VRDO, LIQ: Bank of America NA, 0.15%, 12/10/2020 (c)	16,000	16,000
Iroquois School District
GO, 4.00%, 10/1/2021	300	309
GO, 4.00%, 10/1/2022	390	415
GO, 4.00%, 10/1/2023	200	220
Juniata County School District GO, AGM, 5.00%, 11/15/2021	185	193
Lackawanna County Industrial Development Authority, University of Scranton Rev., 5.00%, 11/1/2021	1,000	1,039
Lancaster County Hospital Authority, Health Care Facilities, Moravian Manors, Inc., Project Series 2019B, Rev., 2.88%, 12/15/2023	600	598
Lycoming County Water and Sewer Authority
Rev., AGM, 4.00%, 11/15/2021	245	253
Rev., AGM, 4.00%, 11/15/2022	200	214
Rev., AGM, 4.00%, 11/15/2023	150	165
Mars Area School District
Series 2019B, GO, AGM, 5.00%, 9/1/2021	120	124
Series 2019B, GO, AGM, 5.00%, 9/1/2023	115	129
Middletown Township Sewer Authority
Rev., 4.00%, 10/1/2021	330	340
Rev., 4.00%, 10/1/2022	265	282
Rev., 4.00%, 10/1/2023	210	231
Montgomery County Higher Education and Health Authority, Arcadia University
Rev., 5.00%, 4/1/2022	300	309
Rev., 5.00%, 4/1/2023	300	319
Rev., 5.00%, 4/1/2024	300	326
Rev., 5.00%, 4/1/2025	250	277
Rev., 5.00%, 4/1/2026	165	185
Montgomery County Industrial Development Authority, Meadowood Senior Living Project
Series A, Rev., 3.00%, 12/1/2020	250	250
Series A, Rev., 3.00%, 12/1/2021	250	252
Montour School District GO, 3.00%, 10/1/2023	200	214
Muncy School District GO, 4.00%, 5/15/2023	345	374
Municipality of Norristown Series 2020A, GO, 4.00%, 5/1/2023	6,000	6,287
Municipality of Penn Hills
Series A, GO, 3.00%, 12/1/2020	275	275
Series A, GO, 3.00%, 12/1/2021	340	349
Series A, GO, 3.00%, 12/1/2022	345	362
Series A, GO, 3.00%, 12/1/2023	305	326
Neshannock Township School District
Series 2019AA, GO, 4.00%, 9/1/2021	100	103
Series 2019AA, GO, 4.00%, 9/1/2022	150	159
Series 2019AA, GO, 4.00%, 9/1/2023	200	219
New Castle Area School District
GO, 2.00%, 3/1/2021 (f)	755	757
GO, 3.00%, 3/1/2022 (f)	610	628
GO, 3.00%, 3/1/2023 (f)	1,000	1,050
GO, 4.00%, 3/1/2024 (f)	240	264
Northeast Bradford School District
GO, AGM, 2.00%, 6/1/2021	150	151
GO, AGM, 2.00%, 6/1/2022	320	328
GO, AGM, 3.00%, 6/1/2023	330	350
Northwestern Lehigh School District
GO, 5.00%, 2/15/2021	155	157
GO, 5.00%, 2/15/2023	680	748
Penn Hills School District
GO, 3.00%, 10/1/2022	1,725	1,809
GO, 4.00%, 10/1/2023	1,790	1,964
GO, 4.00%, 10/1/2024	1,855	2,094
GO, 5.00%, 10/1/2025	4,615	5,564

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pennsylvania Economic Development Financing Authority, Economic Development Financing Authority Exempt Facilities PSEG Power LLC Project Rev., VRDO, LOC: TD Bank NA, 0.11%, 12/10/2020 (c)	7,000	7,000
Pennsylvania Higher Educational Facilities Authority, Associates Independent Colleges, Messiah College Project Series 2001-14, Rev., 2.72%, 5/1/2021 (c) (d)	2,500	2,526
Pennsylvania Higher Educational Facilities Authority, State System of Higher Education
Series AX, Rev., AGM, 5.00%, 6/15/2021	5,935	6,083
Series AX, Rev., AGM, 5.00%, 6/15/2022	1,375	1,473
Pennsylvania Turnpike Commission
Series B2, Rev., 5.35%, 12/1/2020 (d)	30	30
Rev., VRDO, LOC: TD Bank NA, 0.10%, 12/10/2020 (c)	25,000	25,000
Series 2019-2, Rev., VRDO, LOC: TD Bank NA, 0.10%, 12/10/2020 (c)	22,940	22,940
Series A-1, Rev., (SIFMA Municipal Swap Index Yield + 0.60%), 0.71%, 12/10/2020 (b)	18,000	18,101
Series A, Rev., 5.00%, 12/1/2022	1,000	1,095
Series 2020B, Rev., 5.00%, 12/1/2023	425	485
Series A, Rev., 5.00%, 12/1/2023	1,000	1,142
Series 2020B, Rev., 5.00%, 12/1/2024	450	535
Series 2020B, Rev., 5.00%, 12/1/2025	325	400
Series 2020B, Rev., 5.00%, 12/1/2026	400	507
Pennsylvania Turnpike Commission, Senior Lien Series A, Rev., 5.00%, 12/1/2020 (d)	110	110
Philadelphia Authority for Industrial Development Series B-2, Rev., VRDO, LOC: TD Bank NA, 0.10%, 12/10/2020 (c)	7,785	7,785
Philadelphia Gas Works Co., 1998 General Ordinance Series A-2, Rev., VRDO, LOC: TD Bank NA, 0.10%, 12/10/2020 (c)	20,300	20,300
Pittsburgh School District
GO, 5.00%, 9/1/2022	1,690	1,830
GO, 5.00%, 9/1/2023	1,810	2,040
Pittsburgh Water and Sewer Authority, First Lien Series A, Rev., 5.00%, 9/1/2022	250	270
Punxsutawney Area School District
Series 2020A, GO, AGM, 4.00%, 10/15/2021	315	325
Series 2020A, GO, AGM, 5.00%, 10/15/2022	290	316
Series 2020A, GO, AGM, 5.00%, 10/15/2023	250	283
Series 2020A, GO, AGM, 5.00%, 10/15/2024	150	176
School District of Philadelphia (The)
Series 2020-2021A, Rev., TRAN, 4.00%, 6/30/2021	71,120	72,679
Series 2019A, GO, 5.00%, 9/1/2021	800	826
Series 2019A, GO, 5.00%, 9/1/2022	1,050	1,130
Series 2019A, GO, 5.00%, 9/1/2023	1,050	1,175
School District of the City of Erie (The)
Series 2019B, GO, AGM, 5.00%, 4/1/2021	400	406
Series 2019B, GO, AGM, 5.00%, 4/1/2022	325	344
Series 2019B, GO, AGM, 5.00%, 4/1/2023	315	347
Selinsgrove Area School District
Series A, GO, 2.00%, 3/1/2021	5	5
Series B, GO, 3.00%, 3/1/2021	110	111
Series A, GO, 2.00%, 9/1/2021	125	127
Series A, GO, 2.00%, 3/1/2022	5	5
Series B, GO, 3.00%, 3/1/2022	130	134
Series A, GO, 2.00%, 9/1/2022	400	411
Series A, GO, 2.00%, 3/1/2023	5	5
Series B, GO, 3.00%, 3/1/2023	95	100
Series A, GO, 2.00%, 9/1/2023	585	611

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Southeastern Pennsylvania Transportation Authority
Rev., 5.00%, 6/1/2021	500	511
Rev., 5.00%, 6/1/2022	500	534
Rev., 5.00%, 6/1/2023	750	834
Rev., 5.00%, 6/1/2024	755	872
Rev., 5.00%, 6/1/2025	1,250	1,496
Rev., 5.00%, 6/1/2026	750	926
Sports and Exhibition Authority of Pittsburgh and Allegheny County
Rev., AGM, 3.00%, 2/1/2021	1,325	1,331
Rev., AGM, 4.00%, 2/1/2022	1,125	1,173
Rev., AGM, 4.00%, 2/1/2023	1,500	1,618
Rev., AGM, 5.00%, 2/1/2026	1,995	2,443
Spring-Benner-Walker Joint Authority Series 2020A, Rev., 4.00%, 9/1/2024	440	493
State Public School Building Authority, Community College of Philadelphia Project
Series 2019A, Rev., AGM, 5.00%, 6/15/2021	295	302
Series 2019A, Rev., AGM, 5.00%, 6/15/2022	310	332
Steel Valley School District, Allegheny County, Pennsylvania Unlimited Tax
Series 2019B, GO, 3.00%, 11/1/2021	230	235
Series 2019B, GO, 4.00%, 11/1/2022	240	255
Series 2019B, GO, 4.00%, 11/1/2023	250	273
Steelton-Highspire School District, Limited Tax
GO, 4.00%, 11/15/2022	60	64
GO, 4.00%, 11/15/2023	85	93
Township of Butler PA/Luzerne County
GO, 4.00%, 10/1/2021	475	489
GO, 5.00%, 10/1/2022	250	271
GO, 5.00%, 10/1/2023	260	293
GO, 5.00%, 10/1/2024	275	321
Township of East Pennsboro, Cumberland County
GO, 3.00%, 9/1/2021	190	194
GO, 3.00%, 9/1/2022	175	183
Township of Rostraver GO, AGM, 4.00%, 9/1/2021	100	103
University of Pittsburgh of the Commonwealth System of Higher Education
Rev., (SIFMA Municipal Swap Index Yield + 0.24%), 0.35%, 12/10/2020 (b)	11,510	11,508
Rev., (SIFMA Municipal Swap Index Yield + 0.36%), 0.47%, 12/10/2020 (b)	47,000	47,002
Upper Allegheny Joint Sanitary Authority
Series 2019A, Rev., AGM, 3.00%, 9/1/2021	285	290
Series 2019A, Rev., AGM, 4.00%, 9/1/2022	200	212
Series 2019A, Rev., AGM, 4.00%, 9/1/2023	215	236
Waynesboro Area School District, Franklin County
GO, 5.00%, 10/1/2021	580	602
GO, 5.00%, 10/1/2022	305	331
GO, 5.00%, 10/1/2023	320	361
Wilkes-Barre Area School District GO, 5.00%, 4/15/2023	115	127
Wyalusing Area School District, Bradford and Wyoming Counties
GO, AGM, 4.00%, 4/1/2021	375	379
GO, AGM, 4.00%, 4/1/2022	315	330
GO, AGM, 4.00%, 4/1/2023	400	432

Total Pennsylvania		438,609

Rhode Island — 0.3%
City of Pawtucket
Series 2019D, GO, AGM, 3.00%, 7/15/2021	125	127
Series 2019C, GO, AGM, 4.00%, 7/15/2021	185	189
Series 2019D, GO, AGM, 3.00%, 7/15/2022	210	219
Series 2019C, GO, AGM, 4.00%, 7/15/2022	210	223
Series 2019D, GO, AGM, 3.00%, 7/15/2023	70	75
Series 2019C, GO, AGM, 4.00%, 7/15/2023	380	415
Rhode Island Health and Educational Building Corp., Higher Education Facilities, Brown University Series 2005A, Rev., VRDO, LIQ: HSBC Bank USA NA, 0.12%, 12/10/2020 (c)	3,560	3,560
Rhode Island Health and Educational Building Corp., Public School Program, Providence Public Building Authority Series 2013A, Rev., 5.00%, 5/15/2022	15	16
Rhode Island Industrial Facilities Corp., Marine Terminal, Exxonmobil Project Rev., VRDO, 0.10%, 12/1/2020 (c)	12,105	12,105
Rhode Island Turnpike and Bridge Authority
Series 2019A, Rev., 5.00%, 10/1/2021	300	311
Series 2019A, Rev., 5.00%, 10/1/2023	125	140

Total Rhode Island		17,380

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
South Carolina — 1.7%
Charleston County School District
GO, SCSDE, 5.00%, 3/1/2021	85,670	86,703
GO, SCSDE, 5.00%, 3/1/2024	3,000	3,468
Chester Sewer District
Rev., 3.00%, 6/1/2021	110	112
Rev., 4.00%, 6/1/2023	75	81
Educational Facilities Authority, Wofford College Rev., 2.37%, 4/1/2022 (c)	500	512
Laurens County Water and Sewer Commission Rev., BAN, 1.38%, 7/1/2021 (d)	7,000	7,041
South Carolina Jobs-Economic Development Authority, Episcopal Home At Still Hopes Series 2018A, Rev., 5.00%, 4/1/2021	500	504
South Carolina Jobs-Economic Development Authority, Lowcountry Leadership Charter School Project Series A, Rev., 2.38%, 12/1/2024 (e)	600	608
South Carolina Jobs-Economic Development Authority, Woodlands at Furman Project Series 2020A, Rev., 4.00%, 11/15/2023	130	132
South Carolina Transportation Infrastructure Bank Series 2003B, Rev., (ICE LIBOR USD 1 Month + 0.45%), 0.55%, 1/1/2021 (b)	9,905	9,857

Total South Carolina		109,018

South Dakota — 0.0% (g)
South Dakota Board of Regents, Housing and Auxiliary Facility System Rev., 5.00%, 4/1/2022	375	397

Tennessee — 1.0%
City of Memphis
Series 2020A, GO, 5.00%, 12/1/2021	875	917
Series 2020A, GO, 5.00%, 12/1/2022	2,035	2,231
Series 2020A, GO, 5.00%, 12/1/2023	2,135	2,436
Series 2020A, GO, 5.00%, 12/1/2024	2,245	2,666
Series 2020A, GO, 5.00%, 12/1/2025	2,210	2,722
County of Hamilton
Series 2020B, GO, 5.00%, 3/1/2022	3,255	3,450
Series 2020B, GO, 5.00%, 3/1/2023	3,270	3,621
Series 2020B, GO, 5.00%, 3/1/2024	3,355	3,872
Highlands Residential Services, Walnut Village Project Rev., GNMA COLL, 1.80%, 4/1/2021 (c)	1,000	1,005
Knox County Health Educational and Housing Facility Board, Clear Springs Apartments Project Rev., 1.80%, 5/1/2021 (c)	800	805
Knox County Health Educational and Housing Facility Board, Meadowbrook Apartments Project Rev., 1.50%, 7/1/2021 (c)	650	654
Lewisburg Industrial Development Board, Lewisburg Summit Apartments Rev., 1.55%, 3/1/2022 (c)	1,900	1,932
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multifamily Housing, Trevecca Towers I East Project Rev., 2.00%, 1/1/2021 (c)	10,000	10,013
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multifamily Housing, Trevecca Towers II Project Rev., 2.00%, 1/1/2021 (c)	5,000	5,006
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Trevecca Nazarene University Project Rev., 3.00%, 10/1/2024	425	430
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019B-1, Rev., 4.00%, 12/1/2026	10,000	9,714
Tennergy Corp. Series 2019A, Rev., LIQ: Royal Bank of Canada, 5.00%, 10/1/2024 (c)	10,000	11,640
Tennessee Energy Acquisition Corp., Gas Project Series 2017A, Rev., 4.00%, 5/1/2021	730	741

Total Tennessee		63,855

Texas — 8.2%
Arlington Higher Education Finance Corp., Trinity Basin Preparatory, Inc.
Rev., PSF-GTD, 3.00%, 8/15/2022	635	662
Rev., PSF-GTD, 3.00%, 8/15/2023	655	698

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project
Series 2018C, Rev., 5.00%, 8/1/2024	200	234
Series 2018C, Rev., 5.00%, 8/1/2025	200	242
Austin Community College District, Combined Fee
Rev., 5.00%, 2/1/2021	160	161
Rev., 5.00%, 2/1/2022	165	175
Rev., 5.00%, 2/1/2023	170	187
Austin Independent School District Series 2013A, GO, PSF-GTD, 5.00%, 8/1/2021 (d)	30	31
Avery Ranch Road District No. 1
GO, 3.00%, 8/15/2022	615	643
GO, 3.00%, 8/15/2023	810	866
Big Oaks Municipal Utility District, Waterworks and Sewer System
GO, AGM, 3.00%, 3/1/2021	335	337
GO, AGM, 3.00%, 3/1/2022	345	357
GO, AGM, 3.00%, 3/1/2023	905	953
Bridgestone Municipal Utility District
Series A, GO, AGM, 2.00%, 5/1/2021	1,480	1,490
Series A, GO, AGM, 2.00%, 5/1/2022	110	112
Series A, GO, AGM, 3.00%, 5/1/2023	85	90
Brushy Creek Municipal Utility District
GO, 3.00%, 6/1/2021	200	203
GO, 3.00%, 6/1/2022	235	244
GO, 3.00%, 6/1/2023	250	264
Central Texas Regional Mobility Authority, Subordinated Lien
Rev., BAN, 4.00%, 1/1/2022	2,455	2,499
Series 2020F, Rev., BAN, 5.00%, 1/1/2025	6,430	7,396
City of Austin, Airport System Rev., AMT, 5.00%, 11/15/2022	4,250	4,619
City of El Paso
Series 2020A, GO, 5.00%, 8/15/2021	600	620
GO, 5.00%, 8/15/2022	400	433
GO, 5.00%, 8/15/2023	515	581
GO, 5.00%, 8/15/2024	700	822
Series 2020A, GO, 5.00%, 8/15/2024	275	323
City of Galveston
GO, 3.00%, 5/1/2021	130	132
GO, 4.00%, 5/1/2022	590	621
City of Grand Prairie GO, 5.00%, 2/15/2021	20	20
City of Houston Series 2012A, Rev., VRDO, LIQ: TD Bank NA, 0.10%, 12/10/2020 (c)	27,250	27,250
City of Houston, Combined Utility System, First Lien Series B-2, Rev., VRDO, LOC: Citibank NA, 0.10%, 12/10/2020 (c)	22,500	22,500
City of Irving, Hotel Occupancy
Rev., 5.00%, 8/15/2021	25	25
Rev., 5.00%, 8/15/2022	50	52
Rev., 5.00%, 8/15/2023	50	53
City of Kenedy, Certificates of Obligation
GO, 4.00%, 5/1/2021	130	132
GO, 4.00%, 5/1/2022	120	127
GO, 4.00%, 5/1/2023	125	135
City of Laredo, Combination Tax and Revenue Certificates Obligation GO, 5.00%, 2/15/2021	225	227
City of Laredo, Public Property Finance Contractual Obligations GO, 5.00%, 2/15/2021	500	505
City of Laredo, Waterworks and Sewer System Rev., 5.00%, 3/1/2021	125	126
City of Port Arthur
GO, AGM, 3.00%, 2/15/2021	350	352
Series 2020A, GO, AGM, 3.00%, 2/15/2021	970	975
GO, AGM, 3.00%, 2/15/2022	765	791
Series 2020A, GO, AGM, 4.00%, 2/15/2022	350	366
Series 2020A, GO, AGM, 4.00%, 2/15/2023	365	393
GO, AGM, 5.00%, 2/15/2023	910	1,001
Series 2020A, GO, AGM, 5.00%, 2/15/2024	380	434
Series 2020A, GO, AGM, 5.00%, 2/15/2025	400	473
City of Sulphur Springs
GO, AGM, 3.00%, 9/1/2021	100	102
GO, AGM, 3.00%, 9/1/2022	520	544
City of Universal City, Improvement Bonds
GO, 4.00%, 8/15/2021	140	144
GO, 4.00%, 8/15/2022	145	154
GO, 2.00%, 8/15/2023	230	240
Clear Brook City Municipal Utility District GO, AGM, 2.10%, 2/1/2023	450	464
Clint Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2025 (d)	1,000	1,218

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Counties of Travis, Williamson and Hays, City of Austin, Public Improvement GO, 5.00%, 9/1/2021	30	31
County of Bexar, Tax Exempt Venue Project
Rev., 5.00%, 8/15/2022	275	293
Rev., 5.00%, 8/15/2023	275	302
County of Kaufman, Limited Tax
Series 2020A, GO, 5.00%, 2/15/2022	250	264
Series 2020A, GO, 5.00%, 2/15/2023	110	121
Series 2020A, GO, 5.00%, 2/15/2024	125	144
Series 2020A, GO, 5.00%, 2/15/2025	130	155
County of Kaufman, Unlimited Tax Road
GO, 5.00%, 2/15/2023	155	171
GO, 5.00%, 2/15/2024	210	241
GO, 5.00%, 2/15/2025	255	304
County of La Salle, Combination Tax and Limited Pledge, Certificates of Obligation GO, AGM, 5.00%, 3/1/2021	345	349
County of La Salle, Unlimited Tax GO, AGM, 5.00%, 3/1/2021	2,135	2,161
County of Montgomery, Limited Tax GO, 5.00%, 3/1/2026	7,890	9,709
Cuero Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2021	100	103
Cypress Hill Municipal Utility District No. 1, Unlimited Tax
GO, 2.00%, 9/1/2021	290	293
GO, 2.00%, 9/1/2022	190	195
GO, 3.00%, 9/1/2023	270	288
Cypress-Fairbanks Independent School District, Unlimited Tax
Series 2020A, GO, PSF-GTD, 4.00%, 2/15/2022	4,430	4,631
Series 2020A, GO, PSF-GTD, 5.00%, 2/15/2023	5,000	5,527
Series 2020A, GO, PSF-GTD, 5.00%, 2/15/2024	10,000	11,516
Duncanville Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 2/15/2026	8,335	9,900
Florence Independent School District
GO, PSF-GTD, 3.00%, 8/15/2026	230	239
GO, PSF-GTD, 3.00%, 8/15/2027	115	120
Fort Bend County Levee Improvement District No. 11 GO, AGM, 3.00%, 9/1/2023	400	426
Fort Bend County Municipal Utility District No. 116
GO, 3.00%, 9/1/2021	330	337
GO, 3.00%, 9/1/2022	460	481
GO, 3.00%, 9/1/2023	450	479
Fort Bend County Municipal Utility District No. 151, Unlimited Tax GO, 3.00%, 9/1/2021	190	194
Grand Parkway Transportation Corp. Series 2013B, Rev., 5.00%, 10/1/2023 (d)	21,060	23,893
Greenhawe Water Control and Improvement District No. 2
GO, AGM, 3.00%, 9/1/2022	190	198
GO, AGM, 3.00%, 9/1/2023	200	213
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2019F, Rev., VRDO, 0.13%, 12/10/2020 (c)	18,300	18,300
Series 2019C, Rev., (SIFMA Municipal Swap Index Yield + 0.42%), 0.53%, 12/10/2020 (b)	10,000	9,962
Series 2019C-2, Rev., (SIFMA Municipal Swap Index Yield + 0.57%), 0.68%, 12/10/2020 (b)	9,000	8,955
Series 2019A, Rev., 5.00%, 12/1/2021	1,750	1,827
Series 2019A, Rev., 5.00%, 12/1/2022	1,700	1,851
Series 2019A, Rev., 5.00%, 12/1/2023	2,230	2,525
Series 2020C-3, Rev., 5.00%, 12/1/2026 (c)	5,000	6,243
Harris County Fresh Water Supply District No. 61
GO, AGM, 4.00%, 9/1/2023	445	487
GO, AGM, 3.00%, 9/1/2024	695	755
Harris County Municipal Utility District No. 096
GO, 2.00%, 9/1/2021	185	187
GO, 2.00%, 9/1/2023	195	203
Harris County Municipal Utility District No. 152
GO, AGM, 3.00%, 8/1/2022	280	292
GO, AGM, 3.00%, 8/1/2023	400	424
Harris County Municipal Utility District No. 157 GO, AGM, 3.00%, 3/1/2023	425	448
Harris County Municipal Utility District No. 276
GO, 3.00%, 9/1/2022	365	381
GO, 3.00%, 9/1/2023	745	793

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Harris County Municipal Utility District No. 281
GO, 2.00%, 9/1/2021	130	132
GO, 2.00%, 9/1/2022	300	308
GO, 2.00%, 9/1/2023	305	317
Harris County Municipal Utility District No. 374
GO, 3.00%, 9/1/2021	100	102
GO, 3.00%, 9/1/2022	145	152
GO, 3.00%, 9/1/2023	115	122
Harris County Municipal Utility District No. 391
GO, 3.00%, 9/1/2021	375	382
GO, 3.00%, 9/1/2023	400	423
Harris County Municipal Utility District No. 419
GO, 3.00%, 9/1/2021	70	71
GO, 3.00%, 9/1/2022	175	183
GO, 3.00%, 9/1/2023	455	485
Harris County Municipal Utility District No. 55
GO, 2.00%, 2/1/2021	470	471
GO, 3.00%, 2/1/2022	260	268
GO, 3.00%, 2/1/2023	785	827
Harris County Toll Road Senior Lien Series A, Rev., 5.00%, 8/15/2021	1,500	1,550
Harris County Water Control and Improvement District No. 119
GO, AGM, 2.00%, 10/1/2021	835	846
GO, AGM, 3.00%, 10/1/2022	365	382
GO, AGM, 3.00%, 10/1/2023	375	400
Houston Higher Education Finance Corp., Rice University Project Series 2010B, Rev., VRDO, 0.09%, 12/10/2020 (c)	1,700	1,700
Hunters Glen Municipal Utility District, Waterworks and Sewer System
Series 2019A, GO, AGM, 2.00%, 4/1/2021	110	110
Series 2019A, GO, AGM, 2.00%, 4/1/2022	330	335
Series 2019A, GO, AGM, 2.00%, 4/1/2023	595	615
La Joya Independent School District
GO, AGM, 4.00%, 2/15/2021	380	383
GO, AGM, 4.00%, 2/15/2022	390	408
GO, AGM, 4.00%, 2/15/2023	420	452
Love Field Airport Modernization Corp. Rev., AMT, 5.00%, 11/1/2021	125	130
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project Rev., VRDO, 0.10%, 12/1/2020 (c)	7,200	7,200
Lytle Independent School District GO, PSF-GTD, 4.00%, 2/15/2028	255	310
Matagorda County Navigation District No. 1, Pollution Control, Central Power and Light Co. Project. Rev., AMT, 0.90%, 9/1/2023 (c)	3,750	3,750
McLennan County Junior College District
Rev., AGM, 3.00%, 4/15/2021	350	353
Rev., AGM, 3.00%, 4/15/2022	100	104
Metropolitan Transit Authority of Harris County, Sales and Use Tax Series 2016A, Rev., 5.00%, 11/1/2024	6,290	7,418
Montgomery County Municipal Utility District No. 94, Unlimited Tax
GO, 2.00%, 10/1/2021	60	61
GO, 2.00%, 10/1/2022	185	190
GO, 2.00%, 10/1/2023	185	193
New Caney Independent School District, School Building GO, PSF-GTD, 3.00%, 8/15/2021 (c)	1,500	1,529
New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project
Series 2020A, Rev., 2.10%, 1/1/2023	90	88
Series 2020A, Rev., 2.20%, 1/1/2024	180	174
Series 2020A, Rev., 2.25%, 1/1/2025	315	302
New Hope Cultural Education Facilities Finance Corp., Presbyterian Village North Project
Rev., 5.00%, 10/1/2021	1,425	1,444
Rev., 5.00%, 10/1/2022	1,495	1,538
North Texas Tollway Authority System, Second Tier
Series B, Rev., 4.00%, 1/1/2022	800	832
Series B, Rev., 5.00%, 1/1/2023	5,000	5,478
Series B, Rev., 5.00%, 1/1/2024	5,500	6,270
Northside Independent School District, School Building, Unlimited Tax GO, PSF-GTD, 2.00%, 6/1/2021 (c)	3,035	3,061
Northwest Harris County Municipal Utility District No. 19
GO, AGM, 2.00%, 10/1/2021	100	101
GO, AGM, 2.00%, 10/1/2022	100	103
GO, AGM, 2.00%, 10/1/2023	105	109

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pecan Grove Municipal Utility District
GO, 4.00%, 9/1/2021	560	575
GO, AGM, 3.00%, 9/1/2022	195	204
GO, 4.00%, 9/1/2022	710	756
GO, AGM, 3.00%, 9/1/2023	345	369
GO, 4.00%, 9/1/2023	740	812
GO, AGM, 3.00%, 9/1/2024	600	656
Permanent University Fund - University of Texas System
Series 2008A, Rev., VRDO, 0.08%, 12/10/2020 (c)	26,230	26,230
Series 2008A, Rev., VRDO, LIQ: University of Texas Investment Management Co. (The), 0.09%, 12/10/2020 (c)	24,100	24,100
Plano Independent School District, Unlimited Tax School Building GO, PSF-GTD, 5.00%, 2/15/2025	1,140	1,364
Robstown Independent School District
GO, PSF-GTD, 2.00%, 2/15/2021	325	326
GO, PSF-GTD, 2.00%, 2/15/2022	325	332
GO, PSF-GTD, 3.00%, 2/15/2023	650	687
GO, PSF-GTD, 3.00%, 2/15/2024	360	390
Sienna Plantation Municipal Utility District No. 3
GO, 2.00%, 3/1/2021	200	201
GO, 2.00%, 3/1/2022	225	230
GO, 2.00%, 3/1/2023	185	191
Socorro Independent School District Series 2014A, GO, PSF-GTD, 5.00%, 8/15/2024 (d)	2,385	2,802
State of Texas
Series A, GO, VRDO, LIQ: State Street Bank & Trust, 0.14%, 12/10/2020 (c)	11,730	11,730
Rev., TRAN, 4.00%, 8/26/2021	119,090	122,426
State of Texas, Veterans GO, VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.13%, 12/10/2020 (c)	17,585	17,585
State of Texas, Veterans Housing Assistance Program Series 2008 B, GO, VRDO, LIQ: State Street Bank & Trust, 0.14%, 12/10/2020 (c)	5,825	5,825
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System
Series 2008 A, Rev., VRDO, 0.11%, 12/10/2020 (c)	17,125	17,125
Series 2008-C, Rev., VRDO, 0.11%, 12/10/2020 (c)	1,175	1,175
Tarrant Regional a Water Control and Improvement District, Water System Series 2020C, Rev., 4.00%, 3/1/2022	3,325	3,478
Texas A&M University, Financing System Series 2013B, Rev., 5.00%, 5/15/2023 (d)	18,515	20,654
Town of Horizon City
GO, AGM, 3.00%, 8/15/2021	300	305
GO, AGM, 3.00%, 8/15/2022	170	178
GO, AGM, 4.00%, 8/15/2023	230	252
Travis County Municipal Utility District No. 4, Unlimited Contract Tax
Series 2019A, GO, AGM, 2.00%, 9/1/2022	410	422
Series 2019A, GO, AGM, 3.00%, 9/1/2023	650	692
Travis County Water Control and Improvement District No. 17, Texas Steiner Ranch Defined Area Unlimited Tax
GO, 3.00%, 5/1/2024	400	433
GO, 4.00%, 5/1/2025	300	344
GO, 4.00%, 5/1/2026	280	328
University of Texas (The), Financing System
Series 2008B, Rev., VRDO, LIQ: University of Texas Investment Management Co. (The), 0.08%, 12/10/2020 (c)	1,495	1,495
Series 2016D, Rev., 5.00%, 8/15/2021	25	26
Williamson County Municipal Utility District No. 11, Unlimited Tax
GO, AGM, 4.00%, 8/1/2021	140	143
GO, AGM, 4.00%, 8/1/2022	110	117

Total Texas		528,829

Utah — 0.1%
City of Lehi, Electric Utility Rev., 5.00%, 6/1/2021	75	77
City of Murray, Sales Tax Rev., 4.00%, 11/15/2021	150	155
County of Utah, IHC Health Services, Inc. Series 2016D, Rev., VRDO, LIQ: U.S. Bank NA, 0.11%, 12/10/2020 (c)	5,000	5,000
Utah Charter School Finance Authority, Summit Academy Incorporated
Series A, Rev., 5.00%, 4/15/2021	40	41
Series A, Rev., 5.00%, 4/15/2022	35	37
Series A, Rev., 5.00%, 4/15/2023	85	93

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Utah Charter School Finance Authority, Utah Charter Academies Project Rev., 4.00%, 10/15/2021	305	314
Utah Transit Authority, Subordinate Sales Tax Series 2015A, Rev., 5.00%, 6/15/2025 (d)	1,050	1,273
West Valley City Municipal Building Authority Rev., AGM, 5.00%, 2/1/2021	90	91

Total Utah		7,081

Vermont — 0.1%
Vermont Educational and Health Buildings Financing Agency, Fletcher Allen Health Series A, Rev., VRDO, LOC: TD Bank NA, 0.11%, 12/10/2020 (c)	10,000	10,000

Virginia — 2.4%
Chesapeake Economic Development Authority, Virginia Electric and Power Co. Project Series 2008A, Rev., 1.90%, 6/1/2023 (c)	4,250	4,405
Chesapeake Hospital Authority, Regional Medical Center
Rev., 5.00%, 7/1/2023	925	1,025
Rev., 5.00%, 7/1/2024	885	1,016
Commonwealth of Virginia Series A, GO, 5.00%, 6/1/2021	1,480	1,516
Fairfax County Economic Development Authority, Smithsonian Institution Issue Series A, Rev., VRDO, LIQ: Northern Trust Co., 0.11%, 12/10/2020 (c)	22,425	22,425
Fairfax County Industrial Development Authority, Virginia Health Care, Inova Health System Project
Series 2016C, Rev., VRDO, 0.12%, 12/10/2020 (c)	10,500	10,500
Series 2018C, Rev., VRDO, 0.12%, 12/10/2020 (c)	49,305	49,305
Halifax County Industrial Development Authority, Electric and Power Company Project Series 2010A, Rev., 0.45%, 4/1/2022 (c)	8,000	7,998
Loudoun County Economic Development Authority, Howard Hughes Medical Institute Series 2003B, Rev., VRDO, 0.10%, 12/10/2020 (c)	18,650	18,650
Peninsula Ports Authority, Dominion Terminal Associates Project - DETC Issue Rev., 1.70%, 10/1/2022 (c)	1,550	1,569
Rockingham County Economic Development Authority, Sunnyside Presbyterian Home
Series 2020A, Rev., 4.00%, 12/1/2020	280	280
Series 2020A, Rev., 4.00%, 12/1/2021	270	275
Series 2020A, Rev., 4.00%, 12/1/2022	295	305
Series 2020A, Rev., 4.00%, 12/1/2023	100	105
Virginia Commonwealth Transportation Board, Capital Projects Rev., 5.00%, 5/15/2021	5,000	5,109
Virginia Commonwealth Transportation Board, Federal Transportation Series B-G, Rev., GAN, 5.00%, 3/15/2021	25	25
Wise County Industrial Development Authority, Electric and Power Co. Project Series 2009A, Rev., 0.75%, 9/2/2025 (c)	21,000	21,160
York County Economic Development Authority, Electric and Power Company Project Series 2009A, Rev., 1.90%, 6/1/2023 (c)	8,000	8,293

Total Virginia		153,961

Washington — 1.2%
Cascade Water Alliance Rev., 5.00%, 1/1/2021	20	20
City of Seattle, Municipal Light and Power Improvement Rev., 5.00%, 9/1/2021	20	21
Douglas County Public Utility District No. 1 Series B, Rev., 4.00%, 9/1/2021	25	26
King County Housing Authority, Highland Village Project
Rev., 4.00%, 1/1/2022	120	124
Rev., 4.00%, 1/1/2023	100	107
Rev., 5.00%, 1/1/2024	120	136
King County School District No. 407 Riverview GO, 4.00%, 12/1/2023	500	554
Kitsap County School District No. 401 Central Kitsap, Unlimited Tax GO, 4.00%, 12/1/2021	75	78
Pend Oreille County, Public Hospital District No. 1 GO, 3.00%, 12/1/2020	155	155

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pierce County, Bethel School District No. 403, Unlimited Tax GO, 4.00%, 12/1/2020	4,240	4,240
Port of Tacoma, Subordinate Lien Rev., VRDO, LOC: Bank of America NA, 0.10%, 12/10/2020 (c)	29,980	29,980
Snohomish County School District No. 15 Edmonds GO, 5.00%, 12/1/2021	330	346
Snohomish County, Everett School District No. 2 GO, 5.00%, 12/1/2020	25	25
Snohomish County, School District No. 25, Marysville GO, 5.00%, 12/1/2020	170	170
State of Washington, Motor Vehicle Fuel Tax, Senior 520 Corridor Program-Toll Revenue Series 2012C, GO, 5.00%, 6/1/2041	12,455	12,747
Washington Biomedical Research Properties Series 2015A, Rev., 5.00%, 1/1/2021	25	25
Washington Health Care Facilities Authority, Catholic Health Initiatives Series 2013B, Rev., (SIFMA Municipal Swap Index Yield + 1.40%), 1.51%, 12/10/2020 (b)	10,000	9,909
Washington Health Care Facilities Authority, Commonspirit Health Series B-1, Rev., 5.00%, 8/1/2024 (c)	11,000	12,422
Washington Health Care Facilities Authority, Overlake Hospital Medical Center Series 2017B, Rev., 5.00%, 7/1/2022	1,210	1,292
Washington State Housing Finance Commission, Transforming Age Projects Series 2019B, Rev., 2.38%, 1/1/2026 (e)	3,500	3,396

Total Washington		75,773

West Virginia — 0.2%
Berkeley County Board of Education
GO, 3.00%, 5/1/2021	395	399
GO, 4.00%, 5/1/2022	600	630
GO, 5.00%, 5/1/2025	360	430
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Company - Amos Project
Series 2009A, Rev., 2.63%, 6/1/2022 (c)	3,805	3,916
Series 2011A, Rev., AMT, 1.00%, 9/1/2025 (c)	5,650	5,685
West Virginia State School Building Authority, Lottery Capital Improvement Series 2016A, Rev., 5.00%, 7/1/2026	1,520	1,835

Total West Virginia		12,895

Wisconsin — 2.5%
Big Foot Union High School District
GO, 4.00%, 3/1/2021	130	131
GO, 4.00%, 3/1/2022	100	105
GO, 4.00%, 3/1/2023	115	124
City of Fort Atkinson
GO, 3.00%, 2/1/2021	115	115
GO, 3.00%, 2/1/2022	120	124
GO, 4.00%, 2/1/2023	230	248
City of Kaukauna, Sanitary Sewer System Series 2019C, Rev., BAN, 2.63%, 9/1/2024	510	527
City of Kaukauna, Storm Water System Series 2019D, Rev., BAN, 2.63%, 9/1/2024	660	683
City of Kenosha GO, 3.00%, 2/1/2021	1,000	1,004
City of Middletown GO, 3.00%, 3/1/2021	355	357
City of Milwaukee Series 2020M8, Rev., RAN, 2.00%, 7/1/2021	68,900	69,619
City of Oak Creek
GO, 3.00%, 4/1/2021	335	338
GO, 3.00%, 4/1/2022	135	140
GO, 3.00%, 4/1/2023	180	191
City of Racine
Series 2019B, GO, 4.00%, 6/1/2021	120	122
Series 2019B, GO, 4.00%, 12/1/2021	165	171
Series 2019B, GO, 4.00%, 12/1/2022	145	155
Series 2019B, GO, 5.00%, 12/1/2023	125	142
City of Shawano, Promissory Notes
GO, 3.00%, 4/1/2021	250	252
GO, 3.00%, 4/1/2022	140	145
GO, 3.00%, 4/1/2023	150	159
City of Watertown, Promissory Notes
GO, 3.00%, 6/1/2023	125	133
GO, 3.00%, 6/1/2024	425	462
City of Waukesha, Promissory Notes
Series 2019C, GO, 3.00%, 10/1/2021	450	460

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019C, GO, 3.00%, 10/1/2022	425	447
Series 2019C, GO, 3.00%, 10/1/2023	350	376
County of Douglas
GO, 5.00%, 2/1/2021	350	353
GO, 5.00%, 2/1/2022	520	549
County of Manitowoc
GO, AGM, 3.00%, 11/1/2022	50	52
GO, AGM, 3.00%, 11/1/2023	150	161
County of Manitowoc, Promissory Notes
GO, AGM, 3.00%, 4/1/2021	350	353
GO, AGM, 3.00%, 4/1/2022	875	906
GO, AGM, 3.00%, 4/1/2023	895	946
GO, AGM, 4.00%, 4/1/2024	680	760
County of Rusk, Promissory Notes
GO, 3.00%, 3/1/2021	200	201
GO, 3.00%, 3/1/2022	130	134
GO, 3.00%, 3/1/2023	260	275
GO, 3.00%, 3/1/2024	270	291
Eleva-Strum School District GO, 3.00%, 4/1/2021	450	454
Gale-Ettrick-Trempealeau School District
GO, 2.00%, 4/1/2021	50	50
GO, 2.00%, 4/1/2022	105	108
GO, 2.00%, 4/1/2023	130	134
Gibraltar Area School District
GO, 4.00%, 3/1/2021	700	706
GO, 4.00%, 3/1/2022	315	330
Lakeshore Technical College District
Series 2019A, GO, 3.00%, 3/1/2022	75	77
Series 2019A, GO, 3.00%, 3/1/2023	110	117
Series 2019A, GO, 3.00%, 3/1/2024	405	439
Milwaukee Redevelopment Authority, Milwaukee Public Schools Rev., 4.00%, 11/15/2021	55	57
Pewaukee School District Series 2019A, GO, 5.00%, 3/1/2024	375	429
PMA Levy and Aid Anticipation Notes Program
Series 2020B, Rev., 3.00%, 7/23/2021	1,100	1,120
Series 2020A, Rev., 3.00%, 10/22/2021	17,200	17,627
Series 2020B, Rev., 3.00%, 10/22/2021	10,000	10,248
Poynette School District
GO, 3.00%, 4/1/2021	100	101
GO, 3.00%, 4/1/2022	340	353
GO, 3.00%, 4/1/2023	265	280
Randall Consolidated School Joint No. 1 GO, 4.00%, 3/1/2021	175	177
Village of DeForest Series C, Rev., 3.00%, 5/1/2023	4,865	4,920
Village of Howard Rev., 2.00%, 12/1/2020	6,965	6,965
Village of Menomonee Falls, Promissory Note Series A, GO, 3.00%, 6/1/2021	270	274
Village of Mount Pleasant, Promissory Notes
Series 2019A, GO, 3.00%, 3/1/2021	285	287
Series 2019A, GO, 3.00%, 3/1/2022	265	273
Series 2019A, GO, 5.00%, 3/1/2023	380	418
Wisconsin Department of Transportation
Series 2012-1, Rev., 5.00%, 7/1/2021	15	16
Series 2012-1, Rev., 5.00%, 7/1/2021 (d)	10	10
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group
Series 2018C-1, Rev., (SIFMA Municipal Swap Index Yield + 0.35%), 0.46%, 12/10/2020 (b)	21,865	21,867
Series 2018B-2, Rev., 5.00%, 1/25/2023 (c)	5,750	6,297
Wisconsin Health and Educational Facilities Authority, Franciscan Sisters of Christian Charity Sponsored Ministries, Inc. Series 2017A, Rev., 5.00%, 9/1/2021	160	164
Wisconsin Health and Educational Facilities Authority, Hmong American Peace Academy
Rev., 4.00%, 3/15/2022	110	114
Rev., 4.00%, 3/15/2023	120	126
Rev., 4.00%, 3/15/2024	120	129
Rev., 4.00%, 3/15/2025	125	137
Wisconsin Health and Educational Facilities Authority, St. Camillus Health System Series 2019B-3, Rev., 2.25%, 11/1/2026	4,000	3,934
Wittenberg Birnamwood School District
GO, AGM, 4.00%, 3/1/2021	130	131
GO, AGM, 4.00%, 3/1/2022	260	272
GO, AGM, 4.00%, 3/1/2023	280	303

Total Wisconsin		161,155

TOTAL MUNICIPAL BONDS (Cost $6,247,461)		6,267,896

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
U.S. TREASURY OBLIGATIONS — 1.6%
U.S. Treasury Notes 1.13%, 2/28/2022 (Cost $100,584)	100,000	101,265

Investments	Shares ($000)	Value ($000)
SHORT-TERM INVESTMENTS — 3.0%
INVESTMENT COMPANIES — 3.0%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.09% (h) (i) (Cost $191,522)	191,433	191,548

Total Investments — 102.0% (Cost $6,539,567)		6,560,709
Liabilities in Excess of Other Assets — (2.0)%		(127,333)

Net Assets — 100.0%		6,433,376

Percentages indicated are based on net assets.

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Note
GNMA	Government National Mortgage Association
GO	General Obligation
GRAN	Grant Revenue Anticipation Note
GTD	Guaranteed
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
SIFMA	The Securities Industry and Financial Markets Association
TAN	Tax Anticipation Note
TRAN	Tax & Revenue Anticipation Note
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2020.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2020.
(d)	Security is prerefunded or escrowed to maturity.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Amount rounds to less than 0.1% of net assets.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of November 30, 2020.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$6,267,896	$—	$6,267,896
U.S. Treasury Obligations	—	101,265	—	101,265
Short-Term Investments
Investment Companies	191,548	—	—	191,548

Total Investments in Securities	$191,548	$6,369,161	$—	$6,560,709

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended November 30, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2020	Shares at November 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.09% (a) (b)	$50,592	$5,732,443	$5,591,453	$(60)	$26	$191,548	191,433	$667	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2020.